UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-21686
Oppenheimer Portfolio Series
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: January 31
Date of reporting period: 7/29/2011

Item 1. Reports to Stockholders.

July 31, 2011

Conservative Investor Fund

A Series of Oppenheimer Portfolio Series

Management Commentary and Semiannual Report

MANAGEMENT COMMENTARY

An Interview with Your Fund's Portfolio Managers

SEMIANNUAL REPORT

Listing of Top Holdings

Financial Statements

OppenheimerFunds®
The Right Way to Invest

TOP HOLDINGS AND ALLOCATIONS

Top Ten Holdings

Oppenheimer Core Bond Fund, Cl. Y	27.8%
Oppenheimer Limited-Term Government Fund, Cl. Y	18.5
Oppenheimer Value Fund, Cl. Y	10.3
Oppenheimer International Bond Fund, Cl. Y	9.9
Oppenheimer Capital Appreciation Fund, Cl. Y	7.7
Oppenheimer Champion Income Fund, Cl. Y	4.5
Oppenheimer Institutional Money Market Fund, Cl. E	4.3
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y	3.9
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. Y	3.0
Oppenheimer Master Inflation Protected Securities Fund, LLC	3.0
Portfolio holdings and allocations are subject to change. Percentages are as of July 29, 2011, and are based on net assets. For more current Top 10 Fund holdings, please visit oppenheimerfunds.com.
Asset Class Allocation
Portfolio holdings and allocations are subject to change. Percentages are as of July 29, 2011, and are based on the total market value of investments.
8 | CONSERVATIVE INVESTOR FUND

NOTES
The Fund’s total returns include changes in share price, reinvestment of dividends and capital gains distributions, and do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks, expenses and other charges carefully before investing. The Fund’s prospectus and, if available, the Fund’s summary prospectus contain this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at oppenheimerfunds.com. Read the prospectus and, if available, the summary prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 4/5/05. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.
Class B shares of the Fund were first publicly offered on 4/5/05. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 4/5/05. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class N shares of the Fund were first publicly offered on 4/5/05. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 4/5/05. Class Y shares are offered only to fee-based clients of dealers that have a special agreement with the Distributor, to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals. There is no sales charge for Class Y shares.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
9 | CONSERVATIVE INVESTOR FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended July 29, 2011.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
10 | CONSERVATIVE INVESTOR FUND

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	February 1, 2011	July 29, 2011	July 29, 2011

Actual
Class A	$1,000.00	$1,030.80	$2.34
Class B	1,000.00	1,026.00	6.53
Class C	1,000.00	1,027.40	6.13
Class N	1,000.00	1,028.40	3.69
Class Y	1,000.00	1,031.90	0.65

Hypothetical
(5% return before expenses)
Class A	1,000.00	1,022.22	2.33
Class B	1,000.00	1,018.10	6.50
Class C	1,000.00	1,018.49	6.11
Class N	1,000.00	1,020.89	3.67
Class Y	1,000.00	1,023.88	0.65
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 179/365 (to reflect the one-half year period). Those annualized expense ratios, excluding the indirect expenses incurred through the Fund’s investments in the underlying funds, based on the 6-month period ended July 29, 2011 are as follows:

Class	Expense Ratios

Class A	0.47%
Class B	1.31
Class C	1.23
Class N	0.74
Class Y	0.13
The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
11 | CONSERVATIVE INVESTOR FUND

STATEMENT OF INVESTMENTS July 29, 2011* / Unaudited

	Shares	Value

Investment Companies—100.2%[1]
Alternative Funds—7.1%
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y	4,421,798	$16,979,705
Oppenheimer Gold & Special Minerals Fund, Cl. Y	96,049	4,529,684
Oppenheimer Real Estate Fund, Cl. Y	432,006	9,201,734

		30,711,123

Fixed Income Funds—63.6%
Oppenheimer Champion Income Fund, Cl. Y	9,977,808	19,356,948
Oppenheimer Core Bond Fund, Cl. Y	18,149,459	119,786,430
Oppenheimer International Bond Fund, Cl. Y	6,284,297	42,733,222
Oppenheimer Limited-Term Government Fund, Cl. Y	8,495,603	79,688,758
Oppenheimer Master Inflation Protected Securities Fund, LLC	1,149,816	12,736,219

		274,301,577

Global Equity Funds—4.1%
Oppenheimer Developing Markets Fund, Cl. Y	81,446	2,861,212
Oppenheimer International Growth Fund, Cl. Y	325,456	9,610,723
Oppenheimer International Small Company Fund, Cl. Y	44,680	1,028,539
Oppenheimer Quest International Value Fund, Cl. Y	261,289	4,277,296

		17,777,770

Money Market Fund—4.3%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.13%[2]	18,452,057	18,452,057
U.S. Equity Funds—21.1%
Oppenheimer Capital Appreciation Fund, Cl. Y3	703,573	33,384,519
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. Y	580,937	12,832,896
Oppenheimer Value Fund, Cl. Y	1,973,409	44,599,045

		90,816,460

Total Investments, at Value (Cost $417,365,616)	100.2%	432,058,987
Liabilities in Excess of Other Assets	(0.2)	(975,551)

Net Assets	100.0%	$431,083,436

12 | CONSERVATIVE INVESTOR FUND

Footnotes to Statement of Investments

*	July 29, 2011 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

1.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended July 29, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares				Shares
	January 31,	Gross	Gross		July 29,
	2011	Additions	Reductions		2011

Oppenheimer Capital Appreciation Fund, Cl. Y	725,316	40,148	61,891		703,573
Oppenheimer Champion Income Fund, Cl. Y	9,694,715	937,360	654,267		9,977,808
Oppenheimer Commodity Strategy
Total Return Fund, Cl. Y	4,975,974	247,673	801,849		4,421,798
Oppenheimer Core Bond Fund, Cl. Y	16,655,896	2,164,908	671,345		18,149,459
Oppenheimer Developing Markets Fund, Cl. Y	79,979	4,186	2,719		81,446
Oppenheimer Gold & Special Minerals Fund, Cl. Y	94,293	5,140	3,384		96,049
Oppenheimer Institutional Money Market Fund, Cl. E	17,727,951	1,427,039	702,933		18,452,057
Oppenheimer International Bond Fund, Cl. Y	5,795,205	723,414	234,322		6,284,297
Oppenheimer International Growth Fund, Cl. Y	331,533	17,613	23,690		325,456
Oppenheimer International Small Company Fund, Cl. Y	43,961	2,098	1,379		44,680
Oppenheimer Limited-Term Government Fund, Cl. Y	8,068,477	743,838	316,712		8,495,603
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. Y	621,030	32,430	72,523		580,937
Oppenheimer Master Inflation Protected Securities Fund, LLC	1,125,630	99,541	75,355		1,149,816
Oppenheimer Quest International Value Fund, Cl. Y	269,948	14,368	23,027		261,289
Oppenheimer Real Estate Fund, Cl. Y	444,056	26,087	38,137		432,006
Oppenheimer Value Fund, Cl. Y	1,971,265	112,890	110,746		1,973,409

					Realized
		Value	Income		Gain (Loss)

Oppenheimer Capital Appreciation Fund, Cl. Y		$33,384,519	$—		$1,293
Oppenheimer Champion Income Fund, Cl. Y		19,356,948	782,432		15,052
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y		16,979,705	—		(2,185,228)
Oppenheimer Core Bond Fund, Cl. Y		119,786,430	2,889,849		(1,822,236)
Oppenheimer Developing Markets Fund, Cl. Y		2,861,212	—		(760)
Oppenheimer Gold & Special Minerals Fund, Cl. Y		4,529,684	—		(5,640)
Oppenheimer Institutional Money Market Fund, Cl. E		18,452,057	15,887		—
Oppenheimer International Bond Fund, Cl. Y		42,733,222	817,838		(7,212)
Oppenheimer International Growth Fund, Cl. Y		9,610,723	—		33,016
Oppenheimer International Small Company Fund, Cl. Y		1,028,539	—		(863)
Oppenheimer Limited-Term Government Fund, Cl. Y		79,688,758	1,226,022		(25,486)
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. Y		12,832,896	—		192,889
Oppenheimer Master Inflation Protected Securities Fund, LLC		12,736,219	352,568	[a]	(11,353)[a]
Oppenheimer Quest International Value Fund, Cl. Y		4,277,296	—		11,949
Oppenheimer Real Estate Fund, Cl. Y		9,201,734	44,080		99,645
Oppenheimer Value Fund, Cl. Y		44,599,045	—		(69,069)

		$432,058,987	$6,128,676		$(3,774,003)

a.	Represents the amount allocated to the Fund from Oppenheimer Master Inflation Protected Securities Fund, LLC.

2.	Rate shown is the 7-day yield as of July 29, 2011.

3.	Non-income producing security.
13 | CONSERVATIVE INVESTOR FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of July 29, 2011 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Investment Companies	$419,322,768	$12,736,219	$—	$432,058,987

Total Assets	$419,322,768	$12,736,219	$—	$432,058,987

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
The table below shows the significant transfers between Level 1 and Level 2. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers out	Transfers into
	of Level 1*	Level 2*

Assets Table
Investments, at Value:
Investment Companies	$(11,535,495)	$11,535,495

Total Assets	$(11,535,495)	$11,535,495

*	Transferred from Level 1 to Level 2 as the current market for the security is not considered active.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
See accompanying Notes to Financial Statements.
14 | CONSERVATIVE INVESTOR FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited

July 29, 2011[1]

Assets
Investments, at value—see accompanying statement of investments—affiliated companies (cost $417,365,616)	$432,058,987

Receivables and other assets:
Dividends	964,708
Shares of beneficial interest sold	585,919
Investments sold	175,869
Other	16,945

Total assets	433,802,428

Liabilities
Bank overdraft	172,503

Payables and other liabilities:
Shares of beneficial interest redeemed	1,347,586
Investments purchased	962,568
Distribution and service plan fees	89,603
Transfer and shareholder servicing agent fees	60,038
Shareholder communications	31,805
Trustees’ compensation	29,809
Other	25,080

Total liabilities	2,718,992

Net Assets	$431,083,436

Composition of Net Assets
Par value of shares of beneficial interest	$51,769
Additional paid-in capital	529,474,918
Accumulated net investment income	5,311,464
Accumulated net realized loss on investments	(118,448,086)
Net unrealized appreciation on investments	14,693,371

Net Assets	$431,083,436

15 | CONSERVATIVE INVESTOR FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $232,000,272 and 27,722,166 shares of beneficial interest outstanding)	$8.37
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$8.88

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $31,272,209 and 3,777,837 shares of beneficial interest outstanding)	$8.28

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $112,177,028 and 13,587,897 shares of beneficial interest outstanding)	$8.26

Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $53,035,742 and 6,372,408 shares of beneficial interest outstanding)	$8.32

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $2,598,185 and 309,140 shares of beneficial interest outstanding)	$8.40

1.	July 29, 2011 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.
See accompanying Notes to Financial Statements.
16 | CONSERVATIVE INVESTOR FUND

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended July 29, 2011[1]

Allocation of Income and Expenses from Master Fund[2]
Net investment income allocated from Oppenheimer Master Inflation
Protected Securities Fund, LLC:
Interest	$352,568
Expenses	(26,232)

Net investment income allocated from Oppenheimer Master Inflation
Protected Securities Fund, LLC	326,336

Investment Income
Dividends from affiliated companies	5,776,108
Interest	173

Total investment income	5,776,281

Expenses
Distribution and service plan fees:
Class A	279,758
Class B	157,934
Class C	546,032
Class N	131,694
Transfer and shareholder servicing agent fees:
Class A	199,213
Class B	38,883
Class C	102,001
Class N	54,617
Class Y	1,157
Shareholder communications:
Class A	18,633
Class B	6,428
Class C	10,975
Class N	520
Class Y	62
Trustees’ compensation	4,566
Custodian fees and expenses	2,594
Administration service fees	750
Other	23,520

Total expenses	1,579,337

Net Investment Income	4,523,280
17 | CONSERVATIVE INVESTOR FUND

STATEMENT OF OPERATIONS Unaudited / Continued

Realized and Unrealized Gain (Loss)
Net realized loss on investments from affiliated companies	$(3,762,650)
Net realized loss allocated from Oppenheimer Master Inflation
Protected Securities Fund, LLC	(11,353)

Total net realized loss	(3,774,003)
Net change in unrealized appreciation/depreciation on investments	10,497,115
Net change in unrealized appreciation/depreciation allocated from Oppenheimer Master Inflation Protected Securities Fund, LLC	631,290

Total net change in unrealized appreciation/depreciation	11,128,405

Net Increase in Net Assets Resulting from Operations	$11,877,682

1.	July 29, 2011 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	The Fund invests in an affiliated mutual fund that expects to be treated as a partnership for tax purposes. See Note 1 of the accompanying Notes.
See accompanying Notes to Financial Statements.
18 | CONSERVATIVE INVESTOR FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	July 29, 2011[1]	January 31,
	(Unaudited)	2011

Operations
Net investment income	$4,523,280	$9,824,213
Net realized loss	(3,774,003)	(43,840,388)
Net change in unrealized appreciation/depreciation	11,128,405	78,572,149

Net increase in net assets resulting from operations	11,877,682	44,555,974

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	—	(5,747,875)
Class B	—	(587,310)
Class C	—	(2,087,133)
Class N	—	(1,282,696)
Class Y	—	(62,164)

	—	(9,767,178)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	8,630,877	34,100,638
Class B	(1,025,370)	(175,475)
Class C	3,446,725	9,970,534
Class N	(2,766,341)	(5,783,789)
Class Y	483,708	944,271

	8,769,599	39,056,179

Net Assets
Total increase	20,647,281	73,844,975
Beginning of period	410,436,155	336,591,180

End of period (including accumulated net investment income of $5,311,464 and $788,184, respectively)	$431,083,436	$410,436,155

1.	July 29, 2011 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.
See accompanying Notes to Financial Statements.
19 | CONSERVATIVE INVESTOR FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	July 29, 2011[1]	Year Ended January 31,
Class A	(Unaudited)	2011	2010	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$8.12	$7.39	$6.23	$10.75	$10.93	$10.53

Income (loss) from investment operations:
Net investment income[2]	.10	.23	.10	.13	.55	.46
Net realized and unrealized gain (loss)	.15	.72	1.14	(4.21)	(.24)	.29

Total from investment operations	.25	.95	1.24	(4.08)	.31	.75

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.22)	(.08)	(.13)	(.43)	(.33)
Distributions from net realized gain	—	—	—	(.11)	(.06)	(.02)
Tax return of capital distribution	—	—	—	(.20)	—	—

Total dividends and/or distributions to shareholders	—	(.22)	(.08)	(.44)	(.49)	(.35)

Net asset value, end of period	$8.37	$8.12	$7.39	$6.23	$10.75	$10.93

Total Return, at Net Asset Value[3]	3.08%	12.91%	19.86%	(38.15)%	2.81%	7.11%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$232,000	$216,715	$164,988	$138,965	$199,125	$110,378

Average net assets (in thousands)	$227,917	$191,109	$146,527	$196,986	$154,289	$76,542

Ratios to average net assets:[4]
Net investment income	2.44%[5]	2.94%[5]	1.50%	1.42%	4.93%	4.24%
Total expenses[6]	0.47%[5]	0.49%[5]	0.50%	0.40%	0.35%	0.38%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.47%[5]	0.49%[5]	0.50%	0.40%	0.35%	0.38%

Portfolio turnover rate	6%	36%	21%	14%	10%	5%

1.	July 29, 2011 represent the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Includes the Fund’s share of the allocated expenses and/or net investment income from Oppenheimer Master Inflation Protected Securities Fund, LLC.

6.	Total expenses including all underlying fund expenses were as follows:

Six Months Ended July 29, 2011	1.08%
Year Ended January 31, 2011	1.10%
Year Ended January 31, 2010	1.10%
Year Ended January 31, 2009	0.95%
Year Ended January 31, 2008	0.91%
Year Ended January 31, 2007	0.98%
See accompanying Notes to Financial Statements.
20 | CONSERVATIVE INVESTOR FUND

	Six Months
	Ended
	July 29, 2011[1]	Year Ended January 31,
Class B	(Unaudited)	2011	2010	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$8.07	$7.35	$6.20	$10.67	$10.87	$10.49

Income (loss) from investment operations:
Net investment income[2]	.07	.16	.05	.06	.44	.36
Net realized and unrealized gain (loss)	.14	.71	1.11	(4.16)	(.22)	.30

Total from investment operations	.21	.87	1.16	(4.10)	.22	.66

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.15)	(.01)	(.06)	(.36)	(.26)
Distributions from net realized gain	—	—	—	(.11)	(.06)	(.02)
Tax return of capital distribution	—	—	—	(.20)	—	—
	—
Total dividends and/or distributions to shareholders	—	(.15)	(.01)	(.37)	(.42)	(.28)

Net asset value, end of period	$8.28	$8.07	$7.35	$6.20	$10.67	$10.87

Total Return, at Net Asset Value[3]	2.60%	11.90%	18.77%	(38.61)%	1.93%	6.28%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$31,272	$31,470	$28,860	$25,821	$35,068	$21,991

Average net assets (in thousands)	$31,851	$29,729	$26,346	$35,491	$27,664	$15,882

Ratios to average net assets:[4]
Net investment income	1.59%[5]	2.07%[5]	0.72%	0.62%	4.01%	3.36%
Total expenses[6]	1.31%[5]	1.37%[5]	1.45%	1.25%	1.18%	1.23%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.31%[5]	1.36%[5]	1.40%	1.25%	1.18%	1.23%

Portfolio turnover rate	6%	36%	21%	14%	10%	5%

1.	July 29, 2011 represent the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Includes the Fund’s share of the allocated expenses and/or net investment income from Oppenheimer Master Inflation Protected Securities Fund, LLC.

6.	Total expenses including all underlying fund expenses were as follows:

Six Months Ended July 29, 2011	1.92%
Year Ended January 31, 2011	1.98%
Year Ended January 31, 2010	2.05%
Year Ended January 31, 2009	1.80%
Year Ended January 31, 2008	1.74%
Year Ended January 31, 2007	1.83%
See accompanying Notes to Financial Statements.
21 | CONSERVATIVE INVESTOR FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	July 29, 2011[1]	Year Ended January 31,
Class C	(Unaudited)	2011	2010	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$8.04	$7.33	$6.18	$10.64	$10.85	$10.48

Income (loss) from investment operations:
Net investment income[2]	.07	.17	.03	.06	.46	.37
Net realized and unrealized gain (loss)	.15	.70	1.14	(4.15)	(.24)	.29

Total from investment operations	.22	.87	1.17	(4.09)	.22	.66

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.16)	(.02)	(.06)	(.37)	(.27)
Distributions from net realized gain	—	—	—	(.11)	(.06)	(.02)
Tax return of capital distribution	—	—	—	(.20)	—	—

Total dividends and/or distributions to shareholders	—	(.16)	(.02)	(.37)	(.43)	(.29)

Net asset value, end of period	$8.26	$8.04	$7.33	$6.18	$10.64	$10.85

Total Return, at Net Asset Value[3]	2.74%	11.92%	18.98%	(38.62)%	1.94%	6.28%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$112,177	$105,918	$86,890	$73,346	$98,955	$50,876

Average net assets (in thousands)	$110,146	$97,991	$77,652	$100,987	$74,109	$35,277

Ratios to average net assets:[4]
Net investment income	1.67%[5]	2.15%[5]	0.50%	0.65%	4.15%	3.46%
Total expenses[6]	1.23%[5]	1.27%[5]	1.35%	1.21%	1.15%	1.19%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses	1.23%[5]	1.27%[5]	1.35%	1.21%	1.15%	1.19%

Portfolio turnover rate	6%	36%	21%	14%	10%	5%

1.	July 29, 2011 represent the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Includes the Fund’s share of the allocated expenses and/or net investment income from Oppenheimer Master Inflation Protected Securities Fund, LLC.

6.	Total expenses including all underlying fund expenses were as follows:

Six Months Ended July 29, 2011	1.84%
Year Ended January 31, 2011	1.88%
Year Ended January 31, 2010	1.95%
Year Ended January 31, 2009	1.76%
Year Ended January 31, 2008	1.71%
Year Ended January 31, 2007	1.79%
See accompanying Notes to Financial Statements.
22 | CONSERVATIVE INVESTOR FUND

	Six Months
	Ended
	July 29, 2011[1]	Year Ended January 31,
Class N	(Unaudited)	2011	2010	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$8.09	$7.36	$6.20	$10.70	$10.90	$10.51

Income (loss) from investment operations:
Net investment income[2]	.09	.20	.03	.10	.53	.44
Net realized and unrealized gain (loss)	.14	.72	1.18	(4.19)	(.26)	.28

Total from investment operations	.23	.92	1.21	(4.09)	.27	.72

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.19)	(.05)	(.10)	(.41)	(.31)
Distributions from net realized gain	—	—	—	(.11)	(.06)	(.02)
Tax return of capital distribution	—	—	—	(.20)	—	—
	—
Total dividends and/or distributions to shareholders	—	(.19)	(.05)	(.41)	(.47)	(.33)

Net asset value, end of period	$8.32	$8.09	$7.36	$6.20	$10.70	$10.90

Total Return, at Net Asset Value[3]	2.84%	12.55%	19.55%	(38.40)%	2.43%	6.84%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$53,036	$54,286	$54,890	$46,872	$58,762	$21,277

Average net assets (in thousands)	$53,109	$54,933	$50,202	$59,625	$37,891	$13,671

Ratios to average net assets:[4]
Net investment income	2.17%[5]	2.63%[5]	0.45%	1.09%	4.74%	4.08%
Total expenses[6]	0.74%[5]	0.81%[5]	0.96%	0.76%	0.66%	0.66%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.74%[5]	0.79%[5]	0.88%	0.76%	0.66%	0.66%

Portfolio turnover rate	6%	36%	21%	14%	10%	5%

1.	July 29, 2011 represent the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Includes the Fund’s share of the allocated expenses and/or net investment income from Oppenheimer Master Inflation Protected Securities Fund, LLC.

6.	Total expenses including all underlying fund expenses were as follows:

Six Months Ended July 29, 2011	1.35%
Year Ended January 31, 2011	1.42%
Year Ended January 31, 2010	1.56%
Year Ended January 31, 2009	1.31%
Year Ended January 31, 2008	1.22%
Year Ended January 31, 2007	1.26%
See accompanying Notes to Financial Statements.
23 | CONSERVATIVE INVESTOR FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	July 29, 2011[1]	Year Ended January 31,
Class Y	(Unaudited)	2011	2010	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$8.14	$7.41	$6.25	$10.79	$10.96	$10.54

Income (loss) from investment operations:
Net investment income (loss)[2]	.11	.26	(.05)	.18	.64	.49
Net realized and unrealized gain (loss)	.15	.72	1.31	(4.25)	(.29)	.30

Total from investment operations	.26	.98	1.26	(4.07)	.35	.79

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.25)	(.10)	(.16)	(.46)	(.35)
Distributions from net realized gain	—	—	—	(.11)	(.06)	(.02)
Tax return of capital distribution	—	—	—	(.20)	—	—
	—
Total dividends and/or distributions to shareholders	—	(.25)	(.10)	(.47)	(.52)	(.37)

Net asset value, end of period	$8.40	$8.14	$7.41	$6.25	$10.79	$10.96

Total Return, at Net Asset Value[3]	3.19%	13.27%	20.17%	(37.92)%	3.15%	7.50%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,598	$2,047	$963	$475	$604	$135

Average net assets (in thousands)	$2,371	$1,398	$609	$732	$385	$127

Ratios to average net assets:[4]
Net investment income (loss)	2.77%[5]	3.31%[5]	(0.74)%	1.95%	5.70%	4.57%
Total expenses[6]	0.13%[5]	0.14%[5]	0.22%	0.09%	0.01%	0.06%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.13%[5]	0.14%[5]	0.14%	0.09%	0.01%	0.06%

Portfolio turnover rate	6%	36%	21%	14%	10%	5%

1.	July 29, 2011 represent the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Includes the Fund’s share of the allocated expenses and/or net investment income from Oppenheimer Master Inflation Protected Securities Fund, LLC.

6.	Total expenses including all underlying fund expenses were as follows:

Six Months Ended July 29, 2011	0.74%
Year Ended January 31, 2011	0.75%
Year Ended January 31, 2010	0.82%
Year Ended January 31, 2009	0.64%
Year Ended January 31, 2008	0.57%
Year Ended January 31, 2007	0.66%
See accompanying Notes to Financial Statements.
24 | CONSERVATIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Portfolio Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Conservative Investor Fund (the “Fund”) is a series of the Trust whose investment objective is to seek current income with a secondary objective of long-term growth of capital. The Fund normally invests in a diversified portfolio of Oppenheimer mutual funds (individually, an “Underlying Fund” and collectively, the “Underlying Funds”). The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N shares have separate distribution and/or service plans under which they pay fees. Class Y shares do not pay such fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Semiannual Period. Since July 29, 2011 represents the last day during the Fund’s semiannual period on which the New York Stock Exchange was open for trading, the Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.
Securities Valuation. The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund’s net assets attributable to that class by the number of outstanding shares of that class on that day.
     To determine their net asset values, the Underlying Funds’ assets are valued primarily on the basis of current market quotations as generally supplied by portfolio pricing services or by dealers. Such market quotations are typically based on unadjusted quoted prices in active markets for identical securities or other observable market inputs. In the absence of a current market quotation, including for assets whose values have been materially affected
25 | CONSERVATIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued

by what the Manager identifies as a significant event occurring before the Underlying Fund’s assets are valued but after the close of their respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that Underlying Fund’s assets using consistently applied procedures under the supervision of the Board of Trustees. The methodologies used for valuing assets are not necessarily an indication of the risks associated with investing in those Underlying Funds.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical assets or liabilities are classified as “Level 1,” observable market inputs other than unadjusted quoted prices are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing assets and liabilities are not necessarily an indication of the risks associated with investing in those assets or liabilities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     The Fund classifies each of its investments in those Underlying Funds which are publicly offered and reported on an exchange as Level 1, and those Underlying Funds which are not publicly offered as Level 2, without consideration as to the classification level of the specific investments held by the Underlying Funds.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Risks of Investing in the Underlying Funds. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee.
Investment in Oppenheimer Master Fund. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the Investment Company Act of 1940 that expect to be treated as partnerships for tax purposes, specifically Oppenheimer
26 |  CONSERVATIVE INVESTOR FUND

Master Inflation Protected Securities Fund, LLC (the “Master Fund”). The Master Fund has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in the Master Fund, the Fund will have greater exposure to the risks of the Master Fund.
     The investment objective of the Master Fund is to seek total return. The Fund’s investment in the Master Fund is included in the Statement of Investments. The Fund recognizes income and gain/(loss) on its investment in the Master Fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master Fund. As a shareholder, the Fund is subject to its proportional share of the Master Fund’s expenses, including its management fee.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended January 31, 2011, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of January 31, 2011, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

Expiring

2018	$14,489,934
2019	44,283,657

Total	$58,773,591

As of July 29, 2011, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $62,547,594, of which $3,774,003 expires in 2020. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended July 29, 2011, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their
27 |  CONSERVATIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued

ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 29, 2011 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$476,121,475

Gross unrealized appreciation	$31,001,959
Gross unrealized depreciation	(75,064,447)

Net unrealized depreciation	$(44,062,488)

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was signed into law on December 22, 2010. The Act makes changes to a number of tax rules impacting the Fund. Although the Act provides a number of benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of a fund’s prior year capital loss carryovers will expire unused. In general, the provisions of the Act will be effective for the Fund’s fiscal year ending 2012. Specific information regarding the impact of the Act on the Fund will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending 2012.
Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended July 29, 2011, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$1,402
Payments Made to Retired Trustees	—
Accumulated Liability as of July 29, 2011	15,334
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected
28 |  CONSERVATIVE INVESTOR FUND

by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend distributions received from the Underlying Funds are recorded on the ex-dividend date. Upon receipt of notification from an Underlying Fund, and subsequent to the ex-dividend date, some of the dividend income originally recorded by the Fund may be reclassified as a tax return of capital by reducing the cost basis of the Underlying Fund and/or increasing the realized gain on sales of investments in the Underlying Fund.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
29 |  CONSERVATIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended July 29, 2011		Year Ended January 31, 2011
	Shares	Amount	Shares	Amount

Class A
Sold	5,202,055	$43,203,635	10,985,203	$85,713,088
Dividends and/or distributions reinvested	—	—	676,636	5,461,606
Redeemed	(4,158,167)	(34,572,758)	(7,298,815)	(57,074,056)

Net increase	1,043,888	$8,630,877	4,363,024	$34,100,638

Class B
Sold	532,232	$4,380,157	1,056,883	$8,193,051
Dividends and/or distributions reinvested	—	—	69,321	555,955
Redeemed	(654,627)	(5,405,527)	(1,153,949)	(8,924,481)

Net decrease	(122,395)	$(1,025,370)	(27,745)	$(175,475)

Class C
Sold	2,117,137	$17,373,359	4,588,839	$35,360,610
Dividends and/or distributions reinvested	—	—	248,510	1,988,073
Redeemed	(1,696,830)	(13,926,634)	(3,529,884)	(27,378,149)

Net increase	420,307	$3,446,725	1,307,465	$9,970,534

Class N
Sold	1,075,567	$8,916,644	2,439,740	$18,936,108
Dividends and/or distributions reinvested	—	—	136,435	1,095,707
Redeemed	(1,414,191)	(11,682,985)	(3,324,875)	(25,815,604)

Net decrease	(338,624)	$(2,766,341)	(748,700)	$(5,783,789)

Class Y
Sold	114,232	$956,821	241,221	$1,882,522
Dividends and/or distributions reinvested	—	—	7,578	61,306
Redeemed	(56,385)	(473,113)	(127,331)	(999,557)

Net increase	57,847	$483,708	121,468	$944,271

30 |  CONSERVATIVE INVESTOR FUND

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended July 29, 2011, were as follows:

	Purchases	Sales

Investment securities	$36,360,500	$23,048,539
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Manager does not charge a management fee, but rather collects indirect management fees from the Fund’s investments in the Underlying Funds. The weighted indirect management fees collected from the Fund’s investment in the Underlying Funds, as a percent of average daily net assets of the Fund for the six months ended July 29, 2011 was 0.52%. This amount is gross of any waivers or reimbursements of management fees implemented at the Underlying Fund level.
Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended July 29, 2011, the Fund paid $405,072 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
31 |  CONSERVATIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets and 0.25% on Class N shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at June 30, 2011 were as follows:

Class B	$289,936
Class C	1,331,266
Class N	1,075,470
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by	Retained by
Six Months Ended	Distributor	Distributor	Distributor	Distributor	Distributor

July 29, 2011	$122,788	$2,939	$38,974	$6,072	$1,174
Waivers and Reimbursements of Expenses. The Manager has voluntarily agreed to waive fees and/or reimburse the Fund for certain expenses so that “Total expenses”, (the combined direct (Fund level) and indirect (Underlying Fund level) expenses), will not exceed the annual rate of 1.25%, 2.00%, 2.00%, 1.50% and 1.00%, for Class A, Class B, Class C, Class N and Class Y, respectively. The expense limitations do not include extraordinary expenses and other expenses not incurred in the ordinary course of the Fund’s business. This limitation will be applied after giving effect to any reimbursements by the Distributor of 12b-1 fees paid by the Fund with respect to investments in Class A shares of any Underlying Funds that do not offer Class Y shares. Notwithstanding the foregoing limits, the Manager is not required to waive or reimburse Fund expenses in excess of the amount of indirect management fees earned from investments in the Underlying Funds.
32 |  CONSERVATIVE INVESTOR FUND

OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
     Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus.
5. Pending Litigation
Since 2009, a number of lawsuits have been filed in federal and state courts against the Manager, the Distributor and certain Oppenheimer mutual funds (but not including the Fund) advised by the Manager and distributed by the Distributor (the “Defendant Funds”). Several of these lawsuits also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The lawsuits raise claims under federal and state securities laws and state common law and allege, among other things, that the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions and that the respective Defendant Fund’s investment policies were not followed. The plaintiffs in these actions seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. On June 1, 2011, the U.S. District Court for the District of Colorado gave preliminary approval to stipulations and agreements of settlement in certain purported class action lawsuits involving two Defendant Funds, Oppenheimer Champion Income Fund and Oppenheimer Core Bond Fund. Those settlements are subject to the final approval of the court. Final approval of the settlements also requires that a sufficient number of class members approve the settlement to induce the settling defendants to proceed with it. These settlements do not resolve any of the other outstanding lawsuits relating to Oppenheimer Champion Income Fund, Oppenheimer Core Bond Fund or other Defendant Funds.
     In 2009, what are claimed to be derivative lawsuits were filed in New Mexico state court against the Manager and a subsidiary (but not against the Fund) on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other lawsuits have been filed since 2008 in various state and federal courts against the Manager and certain of its affiliates by investors seeking to recover investments they allegedly lost as a result of the “Ponzi” scheme run by Bernard L. Madoff and his firm, Bernard L. Madoff Investment Securities, LLC (“BLMIS”). Plaintiffs in these suits allege that they suffered losses as a result of their investments in several funds managed by an affiliate of the Manager and assert a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer mutual funds invested in any funds or accounts managed by Mr. Madoff or BLMIS. On February 28, 2011, a stipulation of partial settlement of certain purported class action lawsuits relating to
33 |  CONSERVATIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Pending Litigation Continued

these matters was filed in the U.S. District Court for the Southern District of New York. On August 8, 2011, the court issued a ruling approving the settlement as fair, reasonable and adequate. The court’s approval of the settlement is subject to potential appeal by claimants. On July 29, 2011, a stipulation of settlement between certain affiliates of the Manager and the Trustee appointed under the Securities Investor Protection Act to liquidate BLMIS was filed in the U.S. Bankruptcy Court for the Southern District of New York to resolve purported preference and fraudulent transfer claims by the Trustee. This settlement is subject to the final approval of the court. The aforementioned settlements do not resolve any of the other outstanding lawsuits relating to these matters.
     On April 16, 2010, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark IV Funding Limited (“AAArdvark IV”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark IV. Plaintiffs allege breach of contract against the defendants and seek compensatory damages, costs and disbursements, including attorney fees. On July 15, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark I Funding Limited (“AAArdvark I”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark I. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees.
     The Manager believes the lawsuits described above are without legal merit and, with the exception of actions it has agreed to settle, is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer mutual funds.
34 |  CONSERVATIVE INVESTOR FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund and each underlying fund have adopted Portfolio Proxy Voting Policies and Procedures under which the Fund and each underlying fund votes proxies relating to securities (“portfolio proxies”). A description of the Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund and each underlying fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.
35 |  CONSERVATIVE INVESTOR FUND

CONSERVATIVE INVESTOR FUND
A Series of Oppenheimer Portfolio Series

Trustees and Officers	Brian F. Wruble, Chairman of the Board of Trustees and Trustee
David K. Downes, Trustee
Matthew P. Fink, Trustee
Phillip A. Griffiths, Trustee
Mary F. Miller, Trustee
Joel W. Motley, Trustee
Mary Ann Tynan, Trustee
Joseph M. Wikler, Trustee
Peter I. Wold, Trustee
William F. Glavin, Jr., President and Principal Executive Officer
Alan C. Gilston, Vice President and Portfolio Manager
Krishna Memani, Vice President and Portfolio Manager
Arthur S. Gabinet, Secretary
Christina M. Nasta, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer
Robert G. Zack, Vice President

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG llp

Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.
©2011 OppenheimerFunds, Inc. All rights reserved.
36 |  CONSERVATIVE INVESTOR FUND

PRIVACY POLICY NOTICE
As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
•	Applications or other forms

•	When you create a user ID and password for online account access

•	When you enroll in eDocs Direct, our electronic document delivery service

•	Your transactions with us, our affiliates or others

•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited

•	When you set up challenge questions to reset your password online
If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.
We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.
If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.
We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.
37 |  CONSERVATIVE INVESTOR FUND

PRIVACY POLICY NOTICE
Internet Security and Encryption
In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.
As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.
We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.
•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.
Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
How You Can Help
You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.
Who We Are
This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com or call us at 1.800.525.7048.
38 |  CONSERVATIVE INVESTOR FUND

July 31, 2011

Moderate Investor Fund

A Series of Oppenheimer Portfolio Series

Management Commentary and Semiannual Report

MANAGEMENT COMMENTARY

An Interview with Your Fund's Portfolio Managers

SEMIANNUAL REPORT

Listing of Top Holdings

Financial Statements

OppenheimerFunds®

The Right Way to Invest

July 31, 2011 Moderate Management Commentary Investor Fund and Semiannual A Series of Oppenheimer Portfolio Series Report M A N A G E M E N T C O M M E N TA R Y An Interview with Your Fund’s Portfolio Managers S E M I A N N U A L R E P O RT Listing of Top Holdings Financial Statements

TOP HOLDINGS AND ALLOCATIONS

Top Ten Holdings

Oppenheimer Value Fund, Cl. Y	17.4%
Oppenheimer Core Bond Fund, Cl. Y	17.1
Oppenheimer Capital Appreciation Fund, Cl. Y	12.9
Oppenheimer Limited-Term Government Fund, Cl. Y	11.6
Oppenheimer International Bond Fund, Cl. Y	8.6
Oppenheimer International Growth Fund, Cl. Y	6.8
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. Y	4.9
Oppenheimer Commodity Strategy Total Return Fund, Cl.	4.0
Oppenheimer Quest International Value Fund, Cl. Y	3.1
Oppenheimer Master Inflation Protected Securities Fund, LLC	2.9
Portfolio holdings and allocations are subject to change. Percentages are as of July 29, 2011, and are based on net assets. For more current Top 10 Fund holdings, please visit oppenheimerfunds.com.
Asset Class Allocation
Portfolio holdings and allocations are subject to change. Percentages are as of July 29, 2011, and are based on the total market value of investments.
8 | MODERATE INVESTOR FUND

NOTES
The Fund’s total returns include changes in share price, reinvestment of dividends and capital gains distributions, and do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks, expenses and other charges carefully before investing. The Fund’s prospectus and, if available, the Fund’s summary prospectus contain this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at oppenheimerfunds.com. Read the prospectus and, if available, the summary prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 4/5/05. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.
Class B shares of the Fund were first publicly offered on 4/5/05. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 4/5/05. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class N shares of the Fund were first publicly offered on 4/5/05. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 4/5/05. Class Y shares are offered only to fee-based clients of dealers that have a special agreement with the Distributor, to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals. There is no sales charge for Class Y shares.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
9 | MODERATE INVESTOR FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended July 29, 2011.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
10 | MODERATE INVESTOR FUND

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	February 1, 2011	July 29, 2011	July 29, 2011

Actual
Class A	$1,000.00	$1,026.20	$2.14
Class B	1,000.00	1,022.00	6.42
Class C	1,000.00	1,023.20	6.02
Class N	1,000.00	1,025.30	3.43
Class Y	1,000.00	1,028.40	0.40

Hypothetical
(5% return before expenses)
Class A	1,000.00	1,022.41	2.13
Class B	1,000.00	1,018.19	6.40
Class C	1,000.00	1,018.59	6.01
Class N	1,000.00	1,021.14	3.43
Class Y	1,000.00	1,024.13	0.40
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 179/365 (to reflect the one-half year period). Those annualized expense ratios, excluding the indirect expenses incurred through the Fund’s investments in the underlying funds, based on the 6-month period ended July 29, 2011 are as follows:

Class	Expense Ratios

Class A	0.43%
Class B	1.29
Class C	1.21
Class N	0.69
Class Y	0.08
The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
11 | MODERATE INVESTOR FUND

STATEMENT OF INVESTMENTS July 29, 2011* / Unaudited

	Shares	Value

Investment Companies—100.3%[1]
Alternative Funds—7.1%
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y	10,578,546	$40,621,616
Oppenheimer Gold & Special Minerals Fund, Cl. Y	222,270	10,482,237
Oppenheimer Real Estate Fund, Cl. Y	1,034,357	22,031,798

		73,135,651

Fixed Income Funds—43.0%
Oppenheimer Champion Income Fund, Cl. Y	14,485,978	28,102,797
Oppenheimer Core Bond Fund, Cl. Y	26,625,832	175,730,492
Oppenheimer International Bond Fund, Cl. Y	13,033,507	88,627,851
Oppenheimer Limited-Term Government Fund, Cl. Y	12,657,894	118,731,049
Oppenheimer Master Inflation Protected Securities Fund, LLC	2,707,980	29,995,442

		441,187,631

Global Equity Funds—12.4%
Oppenheimer Developing Markets Fund, Cl. Y	553,658	19,450,018
Oppenheimer International Growth Fund, Cl. Y	2,362,984	69,778,922
Oppenheimer International Small Company Fund, Cl. Y	284,456	6,548,182
Oppenheimer Quest International Value Fund, Cl. Y	1,919,257	31,418,230

		127,195,352

Money Market Fund—2.6%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.13%[2]	26,983,169	26,983,169
U.S. Equity Funds—35.2%
Oppenheimer Capital Appreciation Fund, Cl. Y3	2,792,094	132,484,884
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. Y	2,266,048	50,056,993
Oppenheimer Value Fund, Cl. Y	7,899,808	178,535,659

		361,077,536

Total Investments, at Value (Cost $971,841,884)	100.3%	1,029,579,339
Liabilities in Excess of Other Assets	(0.3)	(2,663,575)

Net Assets	100.0%	$1,026,915,764

12 | MODERATE INVESTOR FUND

Footnotes to Statement of Investments
*July 29, 2011 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.
1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended July 29, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	January 31, 2011	Additions	Reductions	July 29, 2011

Oppenheimer Capital Appreciation Fund, Cl. Y	2,910,692	89,236	207,834	2,792,094
Oppenheimer Champion Income Fund, Cl. Y	14,308,867	1,023,127	846,016	14,485,978
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y	11,909,155	328,689	1,659,298	10,578,546
Oppenheimer Core Bond Fund, Cl. Y	24,439,590	3,206,482	1,020,240	26,625,832
Oppenheimer Developing Markets Fund, Cl. Y	570,332	16,603	33,277	553,658
Oppenheimer Gold & Special Minerals Fund, Cl. Y	224,095	6,906	8,731	222,270
Oppenheimer Institutional Money Market Fund, Cl. E	25,423,580	2,628,761	1,069,172	26,983,169
Oppenheimer International Bond Fund, Cl. Y	12,079,581	1,455,487	501,561	13,033,507
Oppenheimer International Growth Fund, Cl. Y	2,421,961	72,333	131,310	2,362,984
Oppenheimer International Small Company Fund, Cl. Y	313,221	8,395	37,160	284,456
Oppenheimer Limited-Term Government Fund, Cl. Y	12,012,357	1,129,055	483,518	12,657,894
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. Y	2,470,478	72,466	276,896	2,266,048
Oppenheimer Master Inflation Protected Securities Fund, LLC	2,675,110	207,916	175,046	2,707,980
Oppenheimer Quest International Value Fund, Cl. Y	2,000,952	59,429	141,124	1,919,257
Oppenheimer Real Estate Fund, Cl. Y	1,092,550	37,310	95,503	1,034,357
Oppenheimer Value Fund, Cl. Y	8,149,679	249,035	498,906	7,899,808

				Realized
	Value	Income		Gain (Loss)

Oppenheimer Capital Appreciation Fund, Cl. Y	$132,484,884	$—		$(334,656)
Oppenheimer Champion Income Fund, Cl. Y	28,102,797	1,155,477		(4,323,053)
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y	40,621,616	—		(5,564,677)
Oppenheimer Core Bond Fund, Cl. Y	175,730,492	4,308,705		(2,761,624)
Oppenheimer Developing Markets Fund, Cl. Y	19,450,018	—		31,412
Oppenheimer Gold & Special Minerals Fund, Cl. Y	10,482,237	—		(27,896)
Oppenheimer Institutional Money Market Fund, Cl. E	26,983,169	23,536		—
Oppenheimer International Bond Fund, Cl. Y	88,627,851	1,723,718		(2,520)
Oppenheimer International Growth Fund, Cl. Y	69,778,922	—		88,321
Oppenheimer International Small Company Fund, Cl. Y	6,548,182	—		(8,454)
Oppenheimer Limited-Term Government Fund, Cl. Y	118,731,049	1,838,643		(61,764)
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. Y	50,056,993	—		772,543
Oppenheimer Master Inflation Protected Securities Fund, LLC	29,995,442	830,835	[a]	(19,695)[a]
Oppenheimer Quest International Value Fund, Cl. Y	31,418,230	—		39,624
Oppenheimer Real Estate Fund, Cl. Y	22,031,798	107,263		231,456
Oppenheimer Value Fund, Cl. Y	178,535,659	—		(1,118,585)

	$1,029,579,339	$9,988,177		$(13,059,568)

a.	Represents the amount allocated to the Fund from Oppenheimer Master Inflation Protected Securities Fund, LLC.

2.	Rate shown is the 7-day yield as of July 29, 2011.

3.	Non-income producing security.
13 | MODERATE INVESTOR FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of July 29, 2011 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Investment Companies	$999,583,897	$29,995,442	$—	$1,029,579,339

Total Assets	$999,583,897	$29,995,442	$—	$1,029,579,339

The table below shows the significant transfers between Level 1 and Level 2. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers out of	Transfers into
	Level 1*	Level 2*

Assets Table
Investments, at Value:
Investment Companies	$(27,414,611)	$27,414,611

Total Assets	$(27,414,611)	$27,414,611

*	Transferred from Level 1 to Level 2 as the current market for the security is not considered active.
Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
See accompanying Notes to Financial Statements.
14 | MODERATE INVESTOR FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited

July 29, 2011[1]

Assets
Investments, at value—see accompanying statement of investments—affiliated companies (cost $971,841,884)	$1,029,579,339
Receivables and other assets:
Dividends	1,515,965
Investments sold	1,080,867
Shares of beneficial interest sold	580,205
Other	40,247

Total assets	1,032,796,623

Liabilities
Bank overdraft	1,068,185
Payables and other liabilities:
Shares of beneficial interest redeemed	2,756,646
Investments purchased	1,512,785
Distribution and service plan fees	220,986
Transfer and shareholder servicing agent fees	126,402
Shareholder communications	85,070
Trustees’ compensation	77,616
Other	33,169

Total liabilities	5,880,859

Net Assets	$1,026,915,764

Composition of Net Assets
Par value of shares of beneficial interest	$114,941
Additional paid-in capital	1,219,109,738
Accumulated net investment income	11,975,176
Accumulated net realized loss on investments	(262,021,546)
Net unrealized appreciation on investments	57,737,455

Net Assets	$1,026,915,764

1.	July 29, 2011 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.
15 | MODERATE INVESTOR FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $554,909,682 and 61,662,363 shares of beneficial interest outstanding)	$9.00
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$9.55

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $116,828,788 and 13,212,122 shares of beneficial interest outstanding)	$8.84

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $238,552,193 and 27,022,299 shares of beneficial interest outstanding)	$8.83

Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $108,321,177 and 12,126,954 shares of beneficial interest outstanding)	$8.93

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $8,303,924 and 917,435 shares of beneficial interest outstanding)	$9.05
See accompanying Notes to Financial Statements.
16 | MODERATE INVESTOR FUND

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended July 29, 2011[1]

Allocation of Income and Expenses from Master Fund[2]
Net investment income allocated from Oppenheimer Master Inflation Protected Securities Fund, LLC:
Interest	$830,835
Expenses	(61,853)

Net investment income allocated from Oppenheimer Master Inflation Protected Securities Fund, LLC	768,982

Investment Income
Dividends from affiliated companies	9,157,342
Interest	408

Total investment income	9,157,750

Expenses
Distribution and service plan fees:
Class A	687,174
Class B	597,061
Class C	1,188,463
Class N	278,710
Transfer and shareholder servicing agent fees:
Class A	406,941
Class B	142,400
Class C	200,859
Class N	93,927
Class Y	2,237
Shareholder communications:
Class A	47,300
Class B	16,153
Class C	19,497
Class N	2,498
Class Y	66
Trustees’ compensation	11,180
Custodian fees and expenses	5,891
Administration service fees	750
Other	30,540

Total expenses	3,731,647

Net Investment Income	6,195,085

1.	July 29, 2011 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	The Fund invests in an affiliated mutual fund that expects to be treated as a partnership for tax purposes. See Note 1 of the accompanying Notes.
17 | MODERATE INVESTOR FUND

STATEMENT OF OPERATIONS Unaudited / Continued

Realized and Unrealized Gain (Loss)
Net realized loss on investments from affiliated companies	$(13,039,873)
Net realized gain (loss) allocated from Oppenheimer Master Inflation Protected Securities Fund, LLC	(19,695)

Total net realized loss	(13,059,568)

Net change in unrealized appreciation/depreciation on investments	30,506,949
Net change in unrealized appreciation/depreciation allocated from Oppenheimer Master Inflation Protected Securities Fund, LLC	1,484,110

Total net change in unrealized appreciation/depreciation	31,991,059

Net Increase in Net Assets Resulting from Operations	$25,126,576

See accompanying Notes to Financial Statements.
18 | MODERATE INVESTOR FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	July 29, 2011[1]	January 31,
	(Unaudited)	2011

Operations
Net investment income	$6,195,085	$17,375,888
Net realized loss	(13,059,568)	(144,809,124)
Net change in unrealized appreciation/depreciation	31,991,059	260,960,822

Net increase in net assets resulting from operations	25,126,576	133,527,586

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	—	(10,733,291)
Class B	—	(1,457,394)
Class C	—	(3,098,012)
Class N	—	(1,937,813)
Class Y	—	(151,542)

	—	(17,378,052)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(1,638,370)	30,088,734
Class B	(4,265,161)	(1,570,605)
Class C	2,966,018	9,857,330
Class N	(3,866,580)	2,876,664
Class Y	1,513,438	3,303,944

	(5,290,655)	44,556,067

Net Assets
Total increase	19,835,921	160,705,601
Beginning of period	1,007,079,843	846,374,242

End of period (including accumulated net investment income of $11,975,176 and $5,780,091, respectively)	$1,026,915,764	$1,007,079,843

1.	July 29, 2011 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.
See accompanying Notes to Financial Statements.
19 | MODERATE INVESTOR FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	July 29, 2011[1]	Year Ended January 31,
Class A	(Unaudited)	2011	2010	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$8.77	$7.72	$6.12	$11.01	$11.42	$10.78

Income (loss) from investment operations:
Net investment income[2]	.07	.18	.07	.13	.54	.39
Net realized and unrealized gain (loss)	.16	1.05	1.54	(4.53)	(.41)	.55

Total from investment operations	.23	1.23	1.61	(4.40)	.13	.94

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.18)	(.01)	(.13)	(.45)	(.27)
Distributions from net realized gain	—	—	—	(.25)	(.09)	(.03)
Tax return of capital distribution	—	—	—	(.11)	—	—

Total dividends and/or distributions to shareholders	—	(.18)	(.01)	(.49)	(.54)	(.30)

Net asset value, end of period	$9.00	$8.77	$7.72	$6.12	$11.01	$11.42

Total Return, at Net Asset Value[3]	2.62%	15.94%	26.28%	(40.17)%	1.01%	8.73%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$554,910	$542,308	$450,074	$351,987	$497,377	$313,311

Average net assets (in thousands)	$559,841	$491,634	$403,150	$486,485	$423,981	$206,672

Ratios to average net assets:[4]
Net investment income	1.50%[5]	2.20%[5]	1.04%	1.36%	4.59%	3.57%
Total expenses[6]	0.43%[5]	0.47%[5]	0.51%	0.42%	0.37%	0.40%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.43%[5]	0.47%[5]	0.51%	0.42%	0.37%	0.40%

Portfolio turnover rate	6%	43%	13%	9%	3%	4%

1.	July 29, 2011 represent the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Includes the Fund’s share of the allocated expenses and/or net investment income from Oppenheimer Master Inflation Protected Securities Fund, LLC.

6.	Total expenses including all underlying fund expenses were as follows:

Six Months Ended July 29, 2011	1.09%
Year Ended January 31, 2011	1.12%
Year Ended January 31, 2010	1.15%
Year Ended January 31, 2009	1.00%
Year Ended January 31, 2008	0.95%
Year Ended January 31, 2007	1.01%
See accompanying Notes to Financial Statements.
20 | MODERATE INVESTOR FUND

	Six Months
	Ended
	July 29, 2011[1]	Year Ended January 31,
Class B	(Unaudited)	2011	2010	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$8.65	$7.62	$6.09	$10.92	$11.34	$10.74

Income (loss) from investment operations:
Net investment income[2]	.03	.11	.03	.05	.42	.30
Net realized and unrealized gain (loss)	.16	1.03	1.50	(4.47)	(.39)	.54

Total from investment operations	.19	1.14	1.53	(4.42)	.03	.84

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.11)	—	(.05)	(.36)	(.21)
Distributions from net realized gain	—	—	—	(.25)	(.09)	(.03)
Tax return of capital distribution	—	—	—	(.11)	—	—

Total dividends and/or distributions to shareholders	—	(.11)	—	(.41)	(.45)	(.24)

Net asset value, end of period	$8.84	$8.65	$7.62	$6.09	$10.92	$11.34

Total Return, at Net Asset Value[3]	2.20%	14.94%	25.12%	(40.64)%	0.18%	7.80%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$116,829	$118,398	$105,937	$86,709	$132,233	$101,929

Average net assets (in thousands)	$120,416	$111,116	$96,884	$123,999	$121,584	$70,066

Ratios to average net assets:[4]
Net investment income	0.65%[5]	1.32%[5]	0.43%	0.49%	3.61%	2.73%
Total expenses[6]	1.29%[5]	1.34%[5]	1.41%	1.26%	1.18%	1.21%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.29%[5]	1.34%[5]	1.40%	1.26%	1.18%	1.21%

Portfolio turnover rate	6%	43%	13%	9%	3%	4%

1.	July 29, 2011 represent the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Includes the Fund’s share of the allocated expenses and/or net investment income from Oppenheimer Master Inflation Protected Securities Fund, LLC.

6.	Total expenses including all underlying fund expenses were as follows:

Six Months Ended July 29, 2011	1.95%
Year Ended January 31, 2011	1.99%
Year Ended January 31, 2010	2.05%
Year Ended January 31, 2009	1.84%
Year Ended January 31, 2008	1.76%
Year Ended January 31, 2007	1.82%
See accompanying Notes to Financial Statements.
21 | MODERATE INVESTOR FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	July 29, 2011[1]	Year Ended January 31,
Class C	(Unaudited)	2011	2010	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$8.63	$7.61	$6.07	$10.90	$11.33	$10.73

Income (loss) from investment operations:
Net investment income[2]	.03	.12	.03	.05	.45	.30
Net realized and unrealized gain (loss)	.17	1.02	1.51	(4.46)	(.41)	.54

Total from investment operations	.20	1.14	1.54	(4.41)	.04	.84

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.12)	—	(.06)	(.38)	(.21)
Distributions from net realized gain	—	—	—	(.25)	(.09)	(.03)
Tax return of capital distribution	—	—	—	(.11)	—	—

Total dividends and/or distributions to shareholders	—	(.12)	—	(.42)	(.47)	(.24)

Net asset value, end of period	$8.83	$8.63	$7.61	$6.07	$10.90	$11.33

Total Return, at Net Asset Value[3]	2.32%	14.97%	25.37%	(40.66)%	0.24%	7.85%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$238,552	$230,368	$194,113	$158,155	$231,792	$142,351

Average net assets (in thousands)	$239,709	$209,895	$175,655	$223,472	$193,641	$95,773

Ratios to average net assets:[4]
Net investment income	0.73%[5]	1.42%[5]	0.45%	0.56%	3.88%	2.78%
Total expenses[6]	1.21%[5]	1.25%[5]	1.30%	1.20%	1.14%	1.16%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.21%[5]	1.25%[5]	1.30%	1.20%	1.14%	1.16%

Portfolio turnover rate	6%	43%	13%	9%	3%	4%

1.	July 29, 2011 represent the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Includes the Fund’s share of the allocated expenses and/or net investment income from Oppenheimer Master Inflation Protected Securities Fund, LLC.

6.	Total expenses including all underlying fund expenses were as follows:

Six Months Ended July 29, 2011	1.87%
Year Ended January 31, 2011	1.90%
Year Ended January 31, 2010	1.94%
Year Ended January 31, 2009	1.78%
Year Ended January 31, 2008	1.72%
Year Ended January 31, 2007	1.77%
See accompanying Notes to Financial Statements.
22 | MODERATE INVESTOR FUND

	Six Months
	Ended
	July 29, 2011[1]	Year Ended January 31,
Class N	(Unaudited)	2011	2010	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$8.71	$7.67	$6.09	$10.96	$11.38	$10.76

Income (loss) from investment operations:
Net investment income[2]	.06	.16	.04	.11	.51	.40
Net realized and unrealized gain (loss)	.16	1.04	1.54	(4.51)	(.41)	.51

Total from investment operations	.22	1.20	1.58	(4.40)	.10	.91

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.16)	—	(.11)	(.43)	(.26)
Distributions from net realized gain	—	—	—	(.25)	(.09)	(.03)
Tax return of capital distribution	—	—	—	(.11)	—	—

Total dividends and/or distributions to shareholders	—	(.16)	—	(.47)	(.52)	(.29)

Net asset value, end of period	$8.93	$8.71	$7.67	$6.09	$10.96	$11.38

Total Return, at Net Asset Value[3]	2.53%	15.62%	25.94%	(40.36)%	0.72%	8.47%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$108,321	$109,375	$93,550	$72,712	$96,080	$51,620

Average net assets (in thousands)	$112,403	$101,701	$85,066	$96,842	$73,754	$27,110

Ratios to average net assets:[4]
Net investment income	1.24%[5]	1.93%[5]	0.61%	1.13%	4.36%	3.58%
Total expenses[6]	0.69%[5]	0.73%[5]	0.78%	0.69%	0.64%	0.65%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.69%[5]	0.73%[5]	0.78%	0.69%	0.64%	0.65%

Portfolio turnover rate	6%	43%	13%	9%	3%	4%

1.	July 29, 2011 represent the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Includes the Fund’s share of the allocated expenses and/or net investment income from Oppenheimer Master Inflation Protected Securities Fund, LLC.

6.	Total expenses including all underlying fund expenses were as follows:

Six Months Ended July 29, 2011	1.35%
Year Ended January 31, 2011	1.38%
Year Ended January 31, 2010	1.42%
Year Ended January 31, 2009	1.27%
Year Ended January 31, 2008	1.22%
Year Ended January 31, 2007	1.26%
See accompanying Notes to Financial Statements.
23 | MODERATE INVESTOR FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	July 29, 2011[1]	Year Ended January 31,
Class Y	(Unaudited)	2011	2010	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$8.80	$7.75	$6.14	$11.05	$11.45	$10.79

Income (loss) from investment operations:
Net investment income[2]	.08	.22	.05	.18	.55	.56
Net realized and unrealized gain (loss)	.17	1.04	1.60	(4.57)	(.38)	.43

Total from investment operations	.25	1.26	1.65	(4.39)	.17	.99

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.21)	(.04)	(.16)	(.48)	(.30)
Distributions from net realized gain	—	—	—	(.25)	(.09)	(.03)
Tax return of capital distribution	—	—	—	(.11)	—	—

Total dividends and/or distributions to shareholders	—	(.21)	(.04)	(.52)	(.57)	(.33)

Net asset value, end of period	$9.05	$8.80	$7.75	$6.14	$11.05	$11.45

Total Return, at Net Asset Value[3]	2.84%	16.32%	26.81%	(39.90)%	1.39%	9.18%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,304	$6,631	$2,700	$1,932	$1,860	$1,172

Average net assets (in thousands)	$7,348	$4,695	$2,137	$2,296	$1,315	$335

Ratios to average net assets:[4]
Net investment income	1.85%[5]	2.68%[5]	0.72%	1.91%	4.67%	5.06%
Total expenses[6]	0.08%[5]	0.08%[5]	0.09%	0.05%	0.02%	0.00%[7]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.08%[5]	0.08%[5]	0.09%	0.05%	0.02%	0.00%[7]

Portfolio turnover rate	6%	43%	13%	9%	3%	4%

1.	July 29, 2011 represent the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Includes the Fund’s share of the allocated expenses and/or net investment income from Oppenheimer Master Inflation Protected Securities Fund, LLC.

6.	Total expenses including all underlying fund expenses were as follows:

Six Months Ended July 29, 2011	0.74%
Year Ended January 31, 2011	0.73%
Year Ended January 31, 2010	0.73%
Year Ended January 31, 2009	0.63%
Year Ended January 31, 2008	0.60%
Year Ended January 31, 2007	0.61%

7.	Less than 0.005%.
See accompanying Notes to Financial Statements.
24 | MODERATE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Portfolio Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Moderate Investor Fund (the “Fund”) is a series of the Trust whose investment objective is to seek long term growth of capital and current income. The Fund normally invests in a diversified portfolio of Oppenheimer mutual funds (individually, an “Underlying Fund” and collectively, the “Underlying Funds”). The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N shares have separate distribution and/or service plans under which they pay fees. Class Y shares do not pay such fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Semiannual Period. Since July 29, 2011 represents the last day during the Fund’s semiannual period on which the New York Stock Exchange was open for trading, the Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.
Securities Valuation. The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund’s net assets attributable to that class by the number of outstanding shares of that class on that day.
     To determine their net asset values, the Underlying Funds’ assets are valued primarily on the basis of current market quotations as generally supplied by portfolio pricing services or by dealers. Such market quotations are typically based on unadjusted quoted prices in active markets for identical securities or other observable market inputs. In the absence of a current market quotation, including for assets whose values have been materially affected by what the Manager identifies as a significant event occurring before the
25 | MODERATE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Underlying Fund’s assets are valued but after the close of their respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that Underlying Fund’s assets using consistently applied procedures under the supervision of the Board of Trustees. The methodologies used for valuing assets are not necessarily an indication of the risks associated with investing in those Underlying Funds.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical assets or liabilities are classified as “Level 1,” observable market inputs other than unadjusted quoted prices are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing assets and liabilities are not necessarily an indication of the risks associated with investing in those assets or liabilities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     The Fund classifies each of its investments in those Underlying Funds which are publicly offered and reported on an exchange as Level 1, and those Underlying Funds which are not publicly offered as Level 2, without consideration as to the classification level of the specific investments held by the Underlying Funds.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Risks of Investing in the Underlying Funds. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee.
Investment in Oppenheimer Master Fund. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the Investment Company Act of 1940 that expect to be treated as partnerships for tax purposes, specifically
26 | MODERATE INVESTOR FUND

Oppenheimer Master Inflation Protected Securities Fund, LLC (the “Master Fund”). The Master Fund has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in the Master Fund, the Fund will have greater exposure to the risks of the Master Fund.
     The investment objective of the Master Fund is to seek total return. The Fund’s investment in the Master Fund is included in the Statement of Investments. The Fund recognizes income and gain/(loss) on its investment in the Master Fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master Fund. As a shareholder, the Fund is subject to its proportional share of the Master Fund’s expenses, including its management fee.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended January 31, 2011, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of January 31, 2011, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

Expiring

2018	$28,839,447
2019	142,615,119

Total	$171,454,566

As of July 29, 2011, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $184,514,134, of which $13,059,568 expires in 2020. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their
27 | MODERATE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 29, 2011 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$1,060,149,154

Gross unrealized appreciation	$87,397,442
Gross unrealized depreciation	(117,967,257)

Net unrealized depreciation	$(30,569,815)

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was signed into law on December 22, 2010. The Act makes changes to a number of tax rules impacting the Fund. Although the Act provides a number of benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of a fund’s prior year capital loss carryovers will expire unused. In general, the provisions of the Act will be effective for the Fund’s fiscal year ending 2012. Specific information regarding the impact of the Act on the Fund will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending 2012.
Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended July 29, 2011, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$3,461
Payments Made to Retired Trustees	—
Accumulated Liability as of July 29, 2011	40,738
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee
28 | MODERATE INVESTOR FUND

in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend distributions received from the Underlying Funds are recorded on the ex-dividend date. Upon receipt of notification from an Underlying Fund, and subsequent to the ex-dividend date, some of the dividend income originally recorded by the Fund may be reclassified as a tax return of capital by reducing the cost basis of the Underlying Fund and/or increasing the realized gain on sales of investments in the Underlying Fund.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
29 | MODERATE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended July 31, 2011		Year Ended January 31, 2011
	Shares	Amount	Shares	Amount

Class A
Sold	7,939,757	$71,561,313	17,009,766	$140,102,843
Dividends and/or distributions reinvested	—	—	1,192,639	10,375,957
Redeemed	(8,135,225)	(73,199,683)	(14,676,234)	(120,390,066)

Net increase (decrease)	(195,468)	$(1,638,370)	3,526,171	$30,088,734

Class B
Sold	1,315,258	$11,672,955	2,747,129	$22,215,167
Dividends and/or distributions reinvested	—	—	166,082	1,426,645
Redeemed	(1,789,030)	(15,938,116)	(3,130,165)	(25,212,417)

Net decrease	(473,772)	$(4,265,161)	(216,954)	$(1,570,605)

Class C
Sold	3,519,657	$31,129,641	7,205,462	$58,567,346
Dividends and/or distributions reinvested	—	—	349,942	2,999,007
Redeemed	(3,180,941)	(28,163,623)	(6,391,189)	(51,709,023)

Net increase	338,716	$2,966,018	1,164,215	$9,857,330

Class N
Sold	1,982,172	$17,703,084	3,969,297	$32,614,214
Dividends and/or distributions reinvested	—	—	202,295	1,749,854
Redeemed	(2,408,132)	(21,569,664)	(3,814,677)	(31,487,404)

Net increase (decrease)	(425,960)	$(3,866,580)	356,915	$2,876,664

Class Y
Sold	332,250	$3,024,009	558,836	$4,576,221
Dividends and/or distributions reinvested	—	—	17,048	148,832
Redeemed	(168,058)	(1,510,571)	(171,128)	(1,421,109)

Net increase	164,192	$1,513,438	404,756	$3,303,944

30 | MODERATE INVESTOR FUND

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended July 29, 2011, were as follows:

	Purchases	Sales

Investment securities	$62,359,335	$61,337,752
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Manager does not charge a management fee, but rather collects indirect management fees from the Fund’s investments in the Underlying Funds. The weighted indirect management fees collected from the Fund’s investment in the Underlying Funds, as a percent of average daily net assets of the Fund for the six months ended July 29, 2011 was 0.55%. This amount is gross of any waivers or reimbursements of management fees implemented at the Underlying Fund level.
Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended July 29, 2011, the Fund paid $868,089 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor
31 | MODERATE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets and 0.25% on Class N shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at June 30, 2011 were as follows:

Class B	$1,564,205
Class C	2,997,790
Class N	1,654,724
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by	Retained by
Six Months Ended	Distributor	Distributor	Distributor	Distributor	Distributor

July 29, 2011	$377,571	$—	$134,529	$13,574	$3,816
Waivers and Reimbursements of Expenses. The Manager has voluntarily agreed to waive fees and/or reimburse the Fund for certain expenses so that “Total expenses,” (the combined direct (Fund level) and indirect (Underlying Fund level) expenses), as a percentage of daily net assets, will not exceed the annual rate of 1.30%, 2.05%, 2.05%, 1.55% and 1.05%, for Class A, Class B, Class C, Class N and Class Y, respectively. The expense limitations do not include extraordinary expenses and other expenses not incurred in the ordinary course of the Fund’s business. This limitation will be applied after giving effect to any reimbursements by the Distributor of 12b-1 fees paid by the Fund with respect to investments in Class A shares of any Underlying Funds that do not offer Class Y shares. Notwithstanding the foregoing limits, the Manager is not required to waive or reimburse Fund expenses in excess of the amount of indirect management fees earned from investments in the Underlying Funds.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
32 | MODERATE INVESTOR FUND

     Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus.
5. Pending Litigation
Since 2009, a number of lawsuits have been filed in federal and state courts against the Manager, the Distributor and certain Oppenheimer mutual funds (but not including the Fund) advised by the Manager and distributed by the Distributor (the “Defendant Funds”). Several of these lawsuits also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The lawsuits raise claims under federal and state securities laws and state common law and allege, among other things, that the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions and that the respective Defendant Fund’s investment policies were not followed. The plaintiffs in these actions seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. On June 1, 2011, the U.S. District Court for the District of Colorado gave preliminary approval to stipulations and agreements of settlement in certain purported class action lawsuits involving two Defendant Funds, Oppenheimer Champion Income Fund and Oppenheimer Core Bond Fund. Those settlements are subject to the final approval of the court. Final approval of the settlements also requires that a sufficient number of class members approve the settlement to induce the settling defendants to proceed with it. These settlements do not resolve any of the other outstanding lawsuits relating to Oppenheimer Champion Income Fund, Oppenheimer Core Bond Fund or other Defendant Funds.
     In 2009, what are claimed to be derivative lawsuits were filed in New Mexico state court against the Manager and a subsidiary (but not against the Fund) on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other lawsuits have been filed since 2008 in various state and federal courts against the Manager and certain of its affiliates by investors seeking to recover investments they allegedly lost as a result of the “Ponzi” scheme run by Bernard L. Madoff and his firm, Bernard L. Madoff Investment Securities, LLC (“BLMIS”). Plaintiffs in these suits allege that they suffered losses as a result of their investments in several funds managed by an affiliate of the Manager and assert a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer mutual funds invested in any funds or accounts managed by Mr. Madoff or BLMIS. On February 28, 2011, a stipulation of partial settlement of certain purported class action lawsuits relating to these matters was filed in the U.S. District Court for the Southern District of New York. On August 8, 2011, the court issued a ruling approving the settlement as fair, reasonable and adequate. The court’s
33 | MODERATE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Pending Litigation Continued
approval of the settlement is subject to potential appeal by claimants. On July 29, 2011, a stipulation of settlement between certain affiliates of the Manager and the Trustee appointed under the Securities Investor Protection Act to liquidate BLMIS was filed in the U.S. Bankruptcy Court for the Southern District of New York to resolve purported preference and fraudulent transfer claims by the Trustee. This settlement is subject to the final approval of the court. The aforementioned settlements do not resolve any of the other outstanding lawsuits relating to these matters.
     On April 16, 2010, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark IV Funding Limited (“AAArdvark IV”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark IV. Plaintiffs allege breach of contract against the defendants and seek compensatory damages, costs and disbursements, including attorney fees. On July 15, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark I Funding Limited (“AAArdvark I”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark I. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees.
     The Manager believes the lawsuits described above are without legal merit and, with the exception of actions it has agreed to settle, is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer mutual funds.
34 | MODERATE INVESTOR FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund and each underlying fund have adopted Portfolio Proxy Voting Policies and Procedures under which the Fund and each underlying fund votes proxies relating to securities (“portfolio proxies”). A description of the Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund and each underlying fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.
35 | MODERATE INVESTOR FUND

MODERATE INVESTOR FUND
A Series of Oppenheimer Portfolio Series

Trustees and Officers	Brian F. Wruble, Chairman of the Board of Trustees and Trustee
David K. Downes, Trustee
Matthew P. Fink, Trustee
Phillip A. Griffiths, Trustee
Mary F. Miller, Trustee
Joel W. Motley, Trustee
Mary Ann Tynan, Trustee
Joseph M. Wikler, Trustee
Peter I. Wold, Trustee
William F. Glavin, Jr., President and Principal Executive Officer
Alan C. Gilston, Vice President and Portfolio Manager
Krishna Memani, Vice President and Portfolio Manager
Arthur S. Gabinet, Secretary
Christina M. Nasta, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer
Robert G. Zack, Vice President

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG llp

Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.
©2011 OppenheimerFunds, Inc. All rights reserved.
36 | MODERATE INVESTOR FUND

PRIVACY POLICY NOTICE
As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
•	Applications or other forms

•	When you create a user ID and password for online account access

•	When you enroll in eDocs Direct, our electronic document delivery service

•	Your transactions with us, our affiliates or others

•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited

•	When you set up challenge questions to reset your password online
If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.
We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.
If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.
We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.
37 | MODERATE INVESTOR FUND

PRIVACY POLICY NOTICE
Internet Security and Encryption
In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.
As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.
We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.
•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.
•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.
•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.
Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
How You Can Help
You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.
Who We Are
This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com or call us at 1.800.525.7048.
38 | MODERATE INVESTOR FUND

July 31, 2011

Active Allocation Fund

A Series of Oppenheimer Portfolio Series

Management Commentary and Semiannual Report

MANAGEMENT COMMENTARY

An Interview with Your Fund's Portfolio Managers

SEMIANNUAL REPORT

Listing of Top Holdings

Financial Statements

OppenheimerFunds®

The Right Way to Invest

TOP HOLDINGS AND ALLOCATIONS

Top Ten Holdings

Oppenheimer Value Fund, Cl. Y	21.4%
Oppenheimer Capital Appreciation Fund, Cl. Y	15.7
Oppenheimer International Growth Fund, Cl. Y	13.1
Oppenheimer Core Bond Fund, Cl. Y	9.1
Oppenheimer Limited-Term Government Fund, Cl. Y	6.0
Oppenheimer Quest International Value Fund, Cl. Y	6.0
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. Y	5.2
Oppenheimer International Bond Fund, Cl. Y	4.6
Oppenheimer Developing Markets Fund, Cl. Y	4.1
Oppenheimer Institutional Money Market Fund, Cl. E	2.9
Portfolio holdings and allocations are subject to change. Percentages are as of July 29, 2011, and are based on net assets. For more current Top 10 Fund holdings, please visit oppenheimerfunds.com
Asset Class Allocation
Portfolio holdings and allocations are subject to change. Percentages are as of July 29, 2011, and are based on the total market value of investments.
9 | ACTIVE ALLOCATION FUND

NOTES
The Fund’s total returns include changes in share price, reinvestment of dividends and capital gains distributions, and do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks, expenses and other charges carefully before investing. The Fund’s prospectus and, if available, the Fund’s summary prospectus contain this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at oppenheimerfunds.com. Read the prospectus and, if available, the summary prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 4/5/05. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.
Class B shares of the Fund were first publicly offered on 4/5/05. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 4/5/05. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class N shares of the Fund were first publicly offered on 4/5/05. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 4/5/05. Class Y shares are offered only to fee-based clients of dealers that have a special agreement with the Distributor, to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals. There is no sales charge for Class Y shares.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
10 | ACTIVE ALLOCATION FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended July 29, 2011.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
11 | ACTIVE ALLOCATION FUND

FUND EXPENSES Continued

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	February 1, 2011	July 29, 2011	July 29, 2011

Actual
Class A	$1,000.00	$1,019.70	$2.63
Class B	1,000.00	1,014.80	6.79
Class C	1,000.00	1,014.80	6.34
Class N	1,000.00	1,017.70	3.62
Class Y	1,000.00	1,020.50	0.94

Hypothetical (5% return before expenses)
Class A	1,000.00	1,021.92	2.63
Class B	1,000.00	1,017.80	6.80
Class C	1,000.00	1,018.24	6.35
Class N	1,000.00	1,020.94	3.62
Class Y	1,000.00	1,023.59	0.94
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 179/365 (to reflect the one-half year period). Those annualized expense ratios, excluding the indirect expenses incurred through the Fund’s investments in the underlying funds, based on the 6-month period ended July 29, 2011 are as follows:

Class	Expense Ratios

Class A	0.53%
Class B	1.37
Class C	1.28
Class N	0.73
Class Y	0.19
The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
12 | ACTIVE ALLOCATION FUND

STATEMENT OF INVESTMENTS July 29, 2011* / Unaudited

	Shares	Value

Investment Companies—99.6%[1]
Alternative Funds—4.9%
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y	15,550,319	$59,713,223
Oppenheimer Gold & Special Minerals Fund, Cl. Y	410,644	19,365,959
Oppenheimer Real Estate Fund, Cl. Y	1,283,671	27,342,196

		106,421,378

Fixed Income Funds—24.1%
Oppenheimer Champion Income Fund, Cl. Y	22,318,390	43,297,677
Oppenheimer Core Bond Fund, Cl. Y	29,619,710	195,490,087
Oppenheimer International Bond Fund, Cl. Y	14,598,454	99,269,488
Oppenheimer Limited-Term Government Fund, Cl. Y	13,732,879	128,814,410
Oppenheimer Master Event-Linked Bond Fund, LLC	1,942,172	21,422,448
Oppenheimer Master Inflation Protected Securities Fund, LLC	2,592,805	28,719,692

		517,013,802

Global Equity Funds—24.2%
Oppenheimer Developing Markets Fund, Cl. Y	2,490,226	87,481,645
Oppenheimer International Growth Fund, Cl. Y	9,494,941	280,385,618
Oppenheimer International Small Company Fund, Cl. Y	1,004,180	23,116,214
Oppenheimer Quest International Value Fund, Cl. Y	7,847,151	128,457,856

		519,441,333

Money Market Fund—2.9%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.13%[2]	62,146,000	62,146,000

U.S. Equity Funds—43.5%
Oppenheimer Capital Appreciation Fund, Cl. Y3	7,129,124	338,276,936
Oppenheimer Discovery Fund, Cl. Y3	359,501	23,914,010
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. Y	5,075,678	112,121,722
Oppenheimer Value Fund, Cl. Y	20,376,270	460,503,709

		934,816,377

Total Investment Companies (Cost $1,863,666,698)		2,139,838,890

U.S. Government Obligations—0.6%
U.S. Treasury Bills, 0.01%, 12/1/11[4,5] (Cost $11,995,630)	12,000,000	11,995,732
Total Investments, at Value (Cost $1,875,662,328)	100.2%	2,151,834,622
Liabilities in Excess of Other Assets	(0.2)	(3,935,540)

Net Assets	100.0%	$2,147,899,082

13 | ACTIVE ALLOCATION FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments

*	July 29, 2011 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

1.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended July 29, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares
	January 31,	Gross	Gross	Shares
	2011	Additions	Reductions	July 29, 2011

Oppenheimer Capital Appreciation Fund, Cl. Y	7,413,905	567,355	852,136	7,129,124
Oppenheimer Champion Income Fund, Cl. Y	26,776,794	1,524,037	5,982,441	22,318,390
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y	14,528,635	6,119,966	5,098,282	15,550,319
Oppenheimer Core Bond Fund, Cl. Y	29,075,766	2,025,548	1,481,604	29,619,710
Oppenheimer Developing Markets Fund, Cl. Y	2,406,718	503,039	419,531	2,490,226
Oppenheimer Discovery Fund, Cl. Y	279,642	144,036	64,177	359,501
Oppenheimer Gold & Special Minerals Fund, Cl. Y	230,249	204,899	24,504	410,644
Oppenheimer Institutional Money Market Fund, Cl. E	72,831,509	183,804,118	194,489,627	62,146,000
Oppenheimer International Bond Fund, Cl. Y	15,636,130	381,835	1,419,511	14,598,454
Oppenheimer International Growth Fund, Cl. Y	10,190,003	54,179	749,241	9,494,941
Oppenheimer International Small Company Fund, Cl. Y	1,743,889	21,571	761,280	1,004,180
Oppenheimer Limited-Term Government Fund, Cl. Y	12,379,957	1,971,001	618,079	13,732,879
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. Y	5,524,327	19,046	467,695	5,075,678
Oppenheimer Master Event-Linked Bond Fund, LLC	—	2,017,707	75,535	1,942,172
Oppenheimer Master Inflation Protected Securities Fund, LLC	2,717,972	50,446	175,613	2,592,805
Oppenheimer Master Loan Fund, LLC	2,818,244	265,078	3,083,322	—
Oppenheimer Quest International Value Fund, Cl. Y	8,153,829	110,094	416,772	7,847,151
Oppenheimer Real Estate Fund, Cl. Y	1,345,471	9,547	71,347	1,283,671
Oppenheimer Value Fund, Cl. Y	21,047,063	1,387,878	2,058,671	20,376,270

				Realized
	Value	Income		Gain (Loss)

Oppenheimer Capital Appreciation Fund, Cl. Y	$338,276,936	$—		$1,011,289
Oppenheimer Champion Income Fund, Cl. Y	43,297,677	2,032,035		371,982
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y	59,713,223	—		(893,843)
Oppenheimer Core Bond Fund, Cl. Y	195,490,087	4,843,118		(3,468,582)
Oppenheimer Developing Markets Fund, Cl. Y	87,481,645	—		5,743,861
Oppenheimer Discovery Fund, Cl. Y	23,914,010	—		251,064
Oppenheimer Gold & Special Minerals Fund, Cl. Y	19,365,959	—		(27,611)
Oppenheimer Institutional Money Market Fund, Cl. E	62,146,000	58,520		—
Oppenheimer International Bond Fund, Cl. Y	99,269,488	1,991,841		28,241
Oppenheimer International Growth Fund, Cl. Y	280,385,618	—		3,047,559
Oppenheimer International Small Company Fund, Cl. Y	23,116,214	—		3,374,831
Oppenheimer Limited-Term Government Fund, Cl. Y	128,814,410	1,904,442		(9,278)
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. Y	112,121,722	—		845,263
Oppenheimer Master Event-Linked Bond Fund, LLC	21,422,448	269,004	[a]	76,246 [a]
Oppenheimer Master Inflation Protected Securities Fund, LLC	28,719,692	821,730	[b]	1,619 [b]
Oppenheimer Master Loan Fund, LLC	—	633,770	[c]	919,375 [c]
Oppenheimer Quest International Value Fund, Cl. Y	128,457,856	—		362,475
Oppenheimer Real Estate Fund, Cl. Y	27,342,196	128,365		275,457
Oppenheimer Value Fund, Cl. Y	460,503,709	—		(2,559,092)

	$2,139,838,890	$12,682,825		$9,350,856

14 | ACTIVE ALLOCATION FUND

a.	Represents the amount allocated to the Fund from Oppenheimer Master Event-Linked Bond Fund, LLC.

b.	Represents the amount allocated to the Fund from Oppenheimer Master Inflation Protected Securities Fund, LLC.

c.	Represents the amount allocated to and realized by the Fund from Oppenheimer Master Loan Fund, LLC.

2.	Rate shown is the 7-day yield as of July 29, 2011.

3.	Non-income producing security.

4.	All or a portion of the security position is held in collateral accounts to cover the Fund’s obligations under certain derivative contracts. The aggregate market value of such securities is $440,840. See Note 5 of the accompanying Notes.

5.	All or a portion of the security position is held in collateralized accounts to cover initial margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $10,146,387. See Note 5 of the accompanying Notes.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of July 29, 2011 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Investment Companies	$2,089,696,750	$50,142,140	$—	$2,139,838,890
U.S. Government Obligations	—	11,995,732	—	11,995,732

Total Investments, at Value	2,089,696,750	62,137,872	—	2,151,834,622
Other Financial Instruments:
Appreciated swaps, at value	—	655,422	—	655,422
Futures margins	1,181,658	—	—	1,181,658
Foreign currency exchange contracts	—	13,044	—	13,044

Total Assets	$2,090,878,408	$62,806,338	$—	$2,153,684,746

Liabilities Table
Other Financial Instruments:
Appreciated swaps, at value	$—	$(94,387)	$—	$(94,387)
Depreciated swaps, at value	—	(1,279,007)	—	(1,279,007)
Futures margins	(633,138)	—	—	(633,138)
Foreign currency exchange contracts	—	(202,019)	—	(202,019)

Total Liabilities	$(633,138)	$(1,575,413)	$—	$(2,208,551)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
15 | ACTIVE ALLOCATION FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
The table below shows the significant transfers between Level 1 and Level 2. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers out of	Transfers into
	Level 1*	Level 2*

Assets Table
Investments, at Value:
Investment Companies	$(27,854,049)	$27,854,049

Total Assets	$(27,854,049)	$27,854,049

*	Transferred from Level 1 to Level 2 as the current market for the security is not considered active.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
Foreign Currency Exchange Contracts as of July 29, 2011 are as follows:

		Contract Amount	Expiration		Unrealized	Unrealized
Counterparty/Contract Description	Buy/Sell	(000’s)	Date	Value	Appreciation	Depreciation

State Street:
Czech Koruna (CZK)	Buy	38,500 czk	9/7/11	$2,287,676	$—	$4,672
Hungarian Forint (HUF)	Buy	328,000 huf	9/7/11	1,739,390	—	42,251
Mexican Nuevo Peso (MXN)	Buy	33,500 mxn	9/7/11	2,843,888	—	24,508
New Turkish Lira (TRY)	Buy	3,725 try	9/7/11	2,188,668	—	80,322
Polish Zloty (PLZ)	Buy	7,950 plz	9/7/11	2,845,592	—	50,266
South African Rand (ZAR)	Buy	8,700 zar	9/7/11	1,294,359	13,044	—

Total unrealized appreciation and depreciation					$13,044	$202,019

Futures Contracts as of July 29, 2011 are as follows:

		Number of	Expiration		Unrealized
Contract Description	Buy/Sell	Contracts	Date	Value	Appreciation

Standard & Poor’s 500 E-Mini Index	Sell	1,306	9/16/11	$84,132,520	$1,181,658
Credit Default Swap Contracts as of July 29, 2011 are as follows:

			Pay/		Upfront
	Buy/Sell	Notional	Receive		Payment
Reference Entity/	Credit	Amount	Fixed	Termination	Received/		Unrealized
Swap Counterparty	Protection	(000’s)	Rate	Date	(Paid)	Value	Appreciation

CDX North America High Yield Index, Series 16
Barclays Bank plc	Buy	$12,795	5%	6/20/16	$331,426	$(94,387)	$237,039
16 | ACTIVE ALLOCATION FUND

Total Return Swap Contracts as of July 29, 2011 are as follows:

	Notional
Reference Entity/	Amount	Paid by	Received by	Termination
Swap Counterparty	(000’s)	the Fund	the Fund	Date	Value

Financial Select Sector Index
Citibank NA	$8,606	One-Month USD BBA LIBOR plus 30 basis points and if negative, the absolute value of the Total Return of the Financial Select Sector Index	If positive, the Total Return of the Financial Select Sector Index	7/31/12	$(194,915)
MSCI Daily TR Net EAFE USD Index
Goldman Sachs Group, Inc. (The)	27,496	One-Month USD BBA LIBOR minus 2.5 basis points and if negative, the absolute value of the MSCI Daily Net EAFE USD Index	If positive, the Total Return of the MSCI Daily Net EAFE USD Index	5/8/12	(648,397)
MSCI Small Cap Japan Local Index
Citibank NA	1,678,878 jpy	One-Month JPY BBA LIBOR plus 5 basis points and if negative, the absolute value of the Total Return of the MSCI Small Cap Japan Local Index	If positive, the Total Return of the MSCI Small Cap Japan Local Index	8/1/12	(435,695)
S&P 100 Index
Goldman Sachs Group, Inc. (The)	26,924	If positive, the Total Return of the S&P 100 Index	One-Month USD BBA LIBOR plus 10 basis points and if negative, the absolute value of the Total Return of the S&P 100 Index	4/9/12	655,422

			Total of Total Return Swaps		$(623,585)

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currency:

JPY	Japanese Yen
17 | ACTIVE ALLOCATION FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Abbreviations are as follows:

BBA LIBOR	British Bankers’ Association London-Interbank Offered Rate

EAFE	Europe, Australasia, Far East

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

TR	Total Return
The following table aggregates, as of period end, the amount receivable from/(payable to) each counterparty with whom the Fund has entered into a swap agreement. Swaps are individually disclosed in the preceding tables.
Swap Summary as of July 29, 2011 is as follows:

		Notional
	Swap Type from	Amount
Swap Counterparty	Fund Perspective	(000’s)	Value

Barclays Bank plc	Credit Default Buy Protection	$12,795	$(94,387)
Citibank NA:
	Total Return	1,678,878 jpy	(435,695)
	Total Return	8,606	(194,915)

			(630,610)
Goldman Sachs Group, Inc. (The)	Total Return	54,420	7,025

		Total Swaps	$(717,972)

Notional amount is reported in U.S.Dollars (USD), except for those denoted in the following currency:

JPY	Japanese Yen
See accompanying Notes to Financial Statements.
18 | ACTIVE ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited

July 29, 2011[1]

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $11,995,630)	$11,995,732
Affiliated companies (cost $1,863,666,698)	2,139,838,890

2,151,834,622
Cash	366,134
Unrealized appreciation on foreign currency exchange contracts	13,044
Appreciated swaps, at value (upfront payments $0)	655,422
Receivables and other assets:
Investments sold	2,542,096
Dividends	1,775,101
Futures margins	1,181,658
Shares of beneficial interest sold	752,335
Other	101,344

Total assets	2,159,221,756

Liabilities
Unrealized depreciation on foreign currency exchange contracts	202,019
Appreciated swaps, at value (upfront payments received $331,426)	94,387
Depreciated swaps, at value (upfront payments $0)	1,279,007
Payables and other liabilities:
Shares of beneficial interest redeemed	5,402,184
Investments purchased	1,767,022
Closed foreign currency contracts	785,250
Futures margins	633,138
Distribution and service plan fees	459,963
Transfer and shareholder servicing agent fees	258,539
Trustees’ compensation	210,010
Shareholder communications	192,523
Other	38,632

Total liabilities	11,322,674

Net Assets	$2,147,899,082

Composition of Net Assets
Par value of shares of beneficial interest	$220,097
Additional paid-in capital	2,626,934,183
Accumulated net investment income	40,092,048
Accumulated net realized loss on investments and foreign currency transactions	(796,125,677)
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	276,778,431

Net Assets	$2,147,899,082

1.	July 29, 2011 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.
19 | ACTIVE ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,186,745,434 and 120,517,828 shares of beneficial interest outstanding)	$9.85
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$10.45
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $326,264,666 and 33,884,280 shares of beneficial interest outstanding)	$9.63
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $480,375,282 and 49,917,610 shares of beneficial interest outstanding)	$9.62
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $141,688,590 and 14,489,665 shares of beneficial interest outstanding)	$9.78
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $12,825,110 and 1,287,183 shares of beneficial interest outstanding)	$9.96
See accompanying Notes to Financial Statements.
20 | ACTIVE ALLOCATION FUND

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended July 29, 2011[1]

Allocation of Income and Expenses from Master Funds[2]
Net investment income allocated from Oppenheimer Master
Event-Linked Bond Fund, LLC:
Interest	$268,633
Dividends	371
Expenses[3]	(13,101)

Net investment income allocated from Oppenheimer Master Event-Linked Bond Fund, LLC	255,903
Net investment income allocated from Oppenheimer Master Inflation Protected Securities Fund, LLC:
Interest	821,730
Expenses	(61,292)

Net investment income allocated from Oppenheimer Master Inflation Protected Securities Fund, LLC	760,438
Net investment income allocated from Oppenheimer Master Loan Fund, LLC:
Interest	630,102
Dividends	3,668
Expenses[4]	(24,250)

Net investment income allocated from Oppenheimer Master Loan Fund, LLC	609,520

Total allocation of net investment income from master funds	1,625,861

Investment Income
Dividends from affiliated companies	10,958,321
Interest	8,396

Total investment income	10,966,717

Expenses
Distribution and service plan fees:
Class A	1,510,993
Class B	1,702,253
Class C	2,466,747
Class N	368,120
Transfer and shareholder servicing agent fees:
Class A	907,123
Class B	389,507
Class C	381,669
Class N	82,964
Class Y	4,822

1.	July 29, 2011 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	The Fund invests in certain affiliated funds that expect to be treated as partnerships for tax purposes. See Note 1 of the accompanying Notes.

3.	Net of expense waivers and/or reimbursements of $262.

4.	Net of expense waivers and/or reimbursements of $356.
21 | ACTIVE ALLOCATION FUND

STATEMENT OF OPERATIONS Unaudited / Continued

Expenses Continued
Shareholder communications:
Class A	$79,268
Class B	36,237
Class C	10,950
Class N	3,200
Class Y	114
Asset allocation fees	1,101,922
Trustees’ compensation	24,956
Custodian fees and expenses	21,817
Administration service fees	750
Other	36,779

Total expenses	9,130,191

Net Investment Income	3,462,387

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments from:
Unaffiliated companies	4,221
Affiliated companies	8,353,616
Closing and expiration of futures contracts	(1,128,774)
Foreign currency transactions	(599,307)
Swap contracts	1,547,033
Net realized gain (loss) allocated from:
Oppenheimer Master Event-Linked Bond Fund, LLC	76,246
Oppenheimer Master Inflation Protected Securities Fund, LLC	1,619
Oppenheimer Master Loan Fund, LLC	919,375

Total net realized gain	9,174,029

Net change in unrealized appreciation/depreciation on:
Investments	26,460,277
Translation of assets and liabilities denominated in foreign currencies	(178,825)
Futures contracts	1,143,807
Swap contracts	(1,449,818)
Net change in unrealized appreciation/deprecation allocated from:
Oppenheimer Master Event-Linked Bond Fund, LLC	262,930
Oppenheimer Master Inflation Protected Securities Fund, LLC	1,429,576
Oppenheimer Master Loan Fund, LLC	(1,143,577)

Total net change in unrealized appreciation/depreciation	26,524,370

Net Increase in Net Assets Resulting from Operations	$39,160,786

See accompanying Notes to Financial Statements.
22 | ACTIVE ALLOCATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	July 29, 2011[1]	January 31,
	(Unaudited)	2011

Operations
Net investment income	$3,462,387	$28,494,935
Net realized gain (loss)	9,174,029	(151,567,432)
Net change in unrealized appreciation/depreciation	26,524,370	476,137,779

Net increase in net assets resulting from operations	39,160,786	353,065,282

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	—	(10,688,244)
Class B	—	(422,379)
Class C	—	(1,066,886)
Class N	—	(1,071,692)
Class Y	—	(150,325)

	—	(13,399,526)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(37,949,095)	(54,138,768)
Class B	(22,308,081)	(22,430,688)
Class C	(19,812,627)	(25,510,343)
Class N	(9,703,056)	(8,975,568)
Class Y	466,343	6,966,799

	(89,306,516)	(104,088,568)

Net Assets
Total increase (decrease)	(50,145,730)	235,577,188
Beginning of period	2,198,044,812	1,962,467,624

End of period (including accumulated net investment income of $40,092,048 and $36,629,661, respectively)	$2,147,899,082	$2,198,044,812

1.	July 29, 2011 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.
See accompanying Notes to Financial Statements.
23 | ACTIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	July 29, 2011[1]			Year Ended January 31,
Class A	(Unaudited)	2011	2010	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$9.66	$8.19	$6.28	$11.28	$12.05	$11.10

Income (loss) from investment operations:
Net investment income[2]	.03	.15	.04	.10	.44	.35
Net realized and unrealized gain (loss)	.16	1.41	1.96	(4.74)	(.61)	.89

Total from investment operations	.19	1.56	2.00	(4.64)	(.17)	1.24

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.09)	(.09)	—	(.43)	(.24)
Distributions from net realized gain	—	—	—	(.36)	(.17)	(.05)

Total dividends and/or distributions to shareholders	—	(.09)	(.09)	(.36)	(.60)	(.29)

Net asset value, end of period	$9.85	$9.66	$8.19	$6.28	$11.28	$12.05

Total Return, at Net Asset Value[3]	1.97%	19.01%	31.77%	(41.33)%	(1.69)%	11.14%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,186,745	$1,201,751	$1,070,411	$868,187	$1,396,770	$956,520

Average net assets (in thousands)	$1,220,000	$1,124,399	$983,645	$1,267,124	$1,267,499	$605,517

Ratios to average net assets:[4]
Net investment income	0.62%[5]	1.70%[5]	0.59%	1.00%	3.54%	3.10%
Total expenses[6]	0.53%[5]	0.57%[5]	0.61%	0.53%	0.48%	0.51%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.53%[5]	0.57%[5]	0.60%	0.53%	0.48%	0.50%

Portfolio turnover rate	9%	54%	31%	28%	18%	40%

1.	July 29, 2011 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Includes the Fund’s share of the allocated expenses and/or net investment income from the Master Funds.

6.	Total expenses including all underlying fund expenses were as follows:

Six Months Ended July 29, 2011	1.23%
Year Ended January 31, 2011	1.27%
Year Ended January 31, 2010	1.30%
Year Ended January 31, 2009	1.15%
Year Ended January 31, 2008	1.11%
Year Ended January 31, 2007	1.16%
See accompanying Notes to Financial Statements.
24 | ACTIVE ALLOCATION FUND

	Six Months
	Ended
	July 29, 2011[1]		Year Ended January 31,
Class B	(Unaudited)	2011	2010	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$9.49	$8.05	$6.17	$11.20	$11.97	$11.07

Income (loss) from investment operations:
Net investment income (loss)[2]	(.01)	.07	(.01)	.01	.33	.26
Net realized and unrealized gain (loss)	.15	1.38	1.91	(4.68)	(.59)	.86

Total from investment operations	.14	1.45	1.90	(4.67)	(.26)	1.12

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.01)	(.02)	—	(.34)	(.17)
Distributions from net realized gain	—	—	—	(.36)	(.17)	(.05)

Total dividends and/or distributions to shareholders	—	(.01)	(.02)	(.36)	(.51)	(.22)

Net asset value, end of period	$9.63	$9.49	$8.05	$6.17	$11.20	$11.97

Total Return, at Net Asset Value[3]	1.48%	18.03%	30.85%	(41.90)%	(2.40)%	10.15%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$326,265	$343,069	$312,190	$258,625	$449,130	$349,024

Average net assets (in thousands)	$343,181	$322,814	$291,118	$389,957	$433,217	$229,365

Ratios to average net assets:[4]
Net investment income (loss)	(0.22)%[5]	0.84%[5]	(0.18)%	0.15%	2.64%	2.26%
Total expenses[6]	1.37%[5]	1.43%[5]	1.49%	1.35%	1.27%	1.29%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.37%[5]	1.43%[5]	1.48%	1.35%	1.27%	1.29%

Portfolio turnover rate	9%	54%	31%	28%	18%	40%

1.	July 29, 2011 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Includes the Fund’s share of the allocated expenses and/or net investment income from the Master Funds.

6.	Total expenses including all underlying fund expenses were as follows:

Six Months Ended July 29, 2011	2.07%
Year Ended January 31, 2011	2.13%
Year Ended January 31, 2010	2.18%
Year Ended January 31, 2009	1.97%
Year Ended January 31, 2008	1.90%
Year Ended January 31, 2007	1.94%
See accompanying Notes to Financial Statements.
25 | ACTIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	July 29, 2011[1]		Year Ended January 31,
Class C	(Unaudited)	2011	2010	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$9.48	$8.04	$6.17	$11.18	$11.96	$11.06

Income (loss) from investment operations:
Net investment income (loss)[2]	(.01)	.08	(.01)	.02	.34	.27
Net realized and unrealized gain (loss)	.15	1.38	1.91	(4.67)	(.60)	.86

Total from investment operations	.14	1.46	1.90	(4.65)	(.26)	1.13

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.02)	(.03)	—	(.35)	(.18)
Distributions from net realized gain	—	—	—	(.36)	(.17)	(.05)

Total dividends and/or distributions to shareholders	—	(.02)	(.03)	(.36)	(.52)	(.23)

Net asset value, end of period	$9.62	$9.48	$8.04	$6.17	$11.18	$11.96

Total Return, at Net Asset Value[3]	1.48%	18.17%	30.80%	(41.79)%	(2.41)%	10.21%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$480,375	$492,493	$442,036	$369,953	$630,990	$433,213

Average net assets (in thousands)	$497,377	$461,832	$413,626	$560,138	$577,347	$272,038

Ratios to average net assets:[4]
Net investment income (loss)	(0.12)%[5]	0.94%[5]	(0.07)%	0.20%	2.77%	2.34%
Total expenses[6]	1.28%[5]	1.32%[5]	1.38%	1.30%	1.24%	1.27%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.28%[5]	1.32%[5]	1.37%	1.30%	1.24%	1.26%

Portfolio turnover rate	9%	54%	31%	28%	18%	40%

1.	July 29, 2011 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Includes the Fund’s share of the allocated expenses and/or net investment income from the Master Funds.

6.	Total expenses including all underlying fund expenses were as follows:

Six Months Ended July 29, 2011	1.98%
Year Ended January 31, 2011	2.02%
Year Ended January 31, 2010	2.07%
Year Ended January 31, 2009	1.92%
Year Ended January 31, 2008	1.87%
Year Ended January 31, 2007	1.92%
See accompanying Notes to Financial Statements.
26 | ACTIVE ALLOCATION FUND

	Six Months
	Ended
	July 29, 2011[1]		Year Ended January 31,
Class N	(Unaudited)	2011	2010	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$9.61	$8.14	$6.24	$11.24	$12.02	$11.09

Income (loss) from investment operations:
Net investment income[2]	.02	.13	.02	.08	.41	.35
Net realized and unrealized gain (loss)	.15	1.41	1.96	(4.72)	(.61)	.86

Total from investment operations	.17	1.54	1.98	(4.64)	(.20)	1.21

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.07)	(.08)	—	(.41)	(.23)
Distributions from net realized gain	—	—	—	(.36)	(.17)	(.05)

Total dividends and/or distributions to shareholders	—	(.07)	(.08)	(.36)	(.58)	(.28)

Net asset value, end of period	$9.78	$9.61	$8.14	$6.24	$11.24	$12.02

Total Return, at Net Asset Value[3]	1.77%	18.92%	31.62%	(41.47)%	(1.95)%	10.88%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$141,689	$148,609	$134,276	$104,818	$161,530	$109,146

Average net assets (in thousands)	$148,432	$141,119	$123,718	$149,553	$145,988	$62,929

Ratios to average net assets:[4]
Net investment income	0.42%[5]	1.51%[5]	0.27%	0.82%	3.31%	3.07%
Total expenses[6]	0.73%[5]	0.76%[5]	0.79%	0.74%	0.70%	0.70%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.73%[5]	0.76%[5]	0.78%	0.74%	0.69%	0.70%

Portfolio turnover rate	9%	54%	31%	28%	18%	40%

1.	July 29, 2011 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Note.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Includes the Fund’s share of the allocated expenses and/or net investment income from the Master Funds.

6.	Total expenses including all underlying fund expenses were as follows:

Six Months Ended July 29, 2011	1.43%
Year Ended January 31, 2011	1.46%
Year Ended January 31, 2010	1.48%
Year Ended January 31, 2009	1.36%
Year Ended January 31, 2008	1.33%
Year Ended January 31, 2007	1.35%
See accompanying Notes to Financial Statements.
27 | ACTIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	July 29, 2011[1]			Year Ended January 31,
Class Y	(Unaudited)	2011	2010	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$9.76	$8.27	$6.33	$11.33	$12.10	$11.13

Income (loss) from investment operations:
Net investment income[2]	.05	.20	.06	.15	.50	.44
Net realized and unrealized gain (loss)	.15	1.41	2.00	(4.79)	(.63)	.85

Total from investment operations	.20	1.61	2.06	(4.64)	(.13)	1.29

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.12)	(.12)	—	(.47)	(.27)
Distributions from net realized gain	—	—	—	(.36)	(.17)	(.05)

Total dividends and/or distributions to shareholders	—	(.12)	(.12)	(.36)	(.64)	(.32)

Net asset value, end of period	$9.96	$9.76	$8.27	$6.33	$11.33	$12.10

Total Return, at Net Asset Value[3]	2.05%	19.51%	32.47%	(41.15)%	(1.38)%	11.56%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$12,825	$12,123	$3,555	$2,706	$3,789	$2,783

Average net assets (in thousands)	$12,871	$8,568	$3,138	$3,724	$3,663	$1,317

Ratios to average net assets:[4]
Net investment income	0.96%[5]	2.26%[5]	0.77%	1.56%	3.98%	3.79%
Total expenses[6]	0.19%[5]	0.20%[5]	0.19%	0.15%	0.13%	0.11%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.19%[5]	0.20%[5]	0.18%	0.15%	0.13%	0.11%

Portfolio turnover rate	9%	54%	31%	28%	18%	40%

1.	July 29, 2011 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Includes the Fund’s share of the allocated expenses and/or net investment income from the Master Funds.

6.	Total expenses including all underlying fund expenses were as follows:

Six Months Ended July 29, 2011	0.89%
Year Ended January 31, 2011	0.90%
Year Ended January 31, 2010	0.88%
Year Ended January 31, 2009	0.77%
Year Ended January 31, 2008	0.76%
Year Ended January 31, 2007	0.76%
See accompanying Notes to Financial Statements.
28 | ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Portfolio Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Active Allocation Fund (the “Fund”) is a series of the Trust whose investment objective is to seek long term growth of capital with a secondary objective of current income. The Fund normally invests in a diversified portfolio of Oppenheimer mutual funds (individually, an “Underlying Fund” and collectively, the “Underlying Funds”). The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N shares have separate distribution and/or service plans under which they pay fees. Class Y shares do not pay such fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Semiannual Period. Since July 29, 2011 represents the last day during the Fund’s semiannual period on which the New York Stock Exchange was open for trading, the Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.
Securities Valuation. The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund’s net assets attributable to that class by the number of outstanding shares of that class on that day.
     To determine their net asset values, the Underlying Funds’ assets are valued primarily on the basis of current market quotations as generally supplied by portfolio pricing services or by dealers. Such market quotations are typically based on unadjusted quoted prices in active markets for identical securities or other observable market inputs. In the absence of a current market quotation, including for assets whose values have been materially affected by what
29 | ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
the Manager identifies as a significant event occurring before the Underlying Fund’s assets are valued but after the close of their respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that Underlying Fund’s assets using consistently applied procedures under the supervision of the Board of Trustees. The methodologies used for valuing assets are not necessarily an indication of the risks associated with investing in those Underlying Funds.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical assets or liabilities are classified as “Level 1,” observable market inputs other than unadjusted quoted prices are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing assets and liabilities are not necessarily an indication of the risks associated with investing in those assets or liabilities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     The Fund classifies each of its investments in those Underlying Funds which are publicly offered and reported on an exchange as Level 1, and those Underlying Funds which are not publicly offered as Level 2, without consideration as to the classification level of the specific investments held by the Underlying Funds.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Risks of Investing in the Underlying Funds. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee.
Investment in Oppenheimer Master Funds. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the Investment Company Act of 1940
30 | ACTIVE ALLOCATION FUND

that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC, Oppenheimer Master Event-Linked Bond Fund, LLC and Oppenheimer Master Inflation Protected Securities Fund, LLC (the “Master Funds”). Each Master Fund has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Master Fund than in another, the Fund will have greater exposure to the risks of that Master Fund.
     The investment objective of Oppenheimer Master Loan Fund, LLC is to seek as high a level of current income and preservation of capital as is consistent with investing primarily in loans and other debt securities. The investment objective of Oppenheimer Master Event-Linked Bond Fund, LLC is to seek a high level of current income principally derived from interest on debt securities. The investment objective of Oppenheimer Master Inflation Protected Securities Fund, LLC is to seek total return. The Fund’s investments in the Master Funds are included in the Statement of Investments. The Fund recognizes income and gain/(loss) on its investments in each Master Fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master Funds. As a shareholder, the Fund is subject to its proportional share of the Master Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Master Funds.
Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.
     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.
31 | ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended January 31, 2011, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of January 31, 2011, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

Expiring

2017	$68,767,077
2018	406,518,784
2019	221,102,939

Total	$696,388,800

As of July 29, 2011, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $687,214,771 expiring by 2019. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended July 29, 2011, it is estimated that the Fund will utilize $9,174,029 of capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 29, 2011 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments,
32 | ACTIVE ALLOCATION FUND

if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$1,993,135,663
Federal tax cost of other investments	(85,645,604)

Total federal tax cost	$1,907,490,059

Gross unrealized appreciation	$184,267,854
Gross unrealized depreciation	(24,773,783)

Net unrealized appreciation	$159,494,071

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was signed into law on December 22, 2010. The Act makes changes to a number of tax rules impacting the Fund. Although the Act provides a number of benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of a fund’s prior year capital loss carryovers will expire unused. In general, the provisions of the Act will be effective for the Fund’s fiscal year ending 2012. Specific information regarding the impact of the Act on the Fund will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending 2012.
Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended July 29, 2011, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$7,906
Payments Made to Retired Trustees	—
Accumulated Liability as of July 29, 2011	113,121
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
33 | ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend distributions received from the Underlying Funds are recorded on the ex-dividend date. Upon receipt of notification from an Underlying Fund, and subsequent to the ex-dividend date, some of the dividend income originally recorded by the Fund may be reclassified as a tax return of capital by reducing the cost basis of the Underlying Fund and/or increasing the realized gain on sales of investments in the Underlying Fund.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
34 | ACTIVE ALLOCATION FUND

2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended July 29, 2011		Year Ended January 31, 2011
	Shares	Amount	Shares	Amount

Class A
Sold	10,006,124	$99,573,634	20,680,372	$182,346,554
Dividends and/or distributions reinvested	—	—	1,086,399	10,418,802
Redeemed	(13,850,886)	(137,522,729)	(28,094,311)	(246,904,124)

Net decrease	(3,844,762)	$(37,949,095)	(6,327,540)	$(54,138,768)

Class B
Sold	2,038,017	$19,829,438	5,105,731	$44,161,730
Dividends and/or distributions reinvested	—	—	43,802	413,065
Redeemed	(4,310,026)	(42,137,519)	(7,780,657)	(67,005,483)

Net decrease	(2,272,009)	$(22,308,081)	(2,631,124)	$(22,430,688)

Class C
Sold	4,026,593	$39,113,312	9,322,497	$80,903,331
Dividends and/or distributions reinvested	—	—	109,914	1,035,387
Redeemed	(6,066,147)	(58,925,939)	(12,453,633)	(107,449,061)

Net decrease	(2,039,554)	$(19,812,627)	(3,021,222)	$(25,510,343)

Class N
Sold	1,296,960	$12,816,111	3,257,951	$28,590,286
Dividends and/or distributions reinvested	—	—	103,367	985,944
Redeemed	(2,277,837)	(22,519,167)	(4,380,319)	(38,551,798)

Net decrease	(980,877)	$(9,703,056)	(1,019,001)	$(8,975,568)

Class Y
Sold	224,490	$2,253,339	1,062,280	$9,172,315
Dividends and/or distributions reinvested	—	—	15,312	148,375
Redeemed	(179,156)	(1,786,996)	(265,547)	(2,353,891)

Net increase	45,334	$466,343	812,045	$6,966,799

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended July 29, 2011, were as follows:

	Purchases	Sales

Investment securities	$188,328,980	$264,838,506
35 | ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Manager does not charge a management fee, but rather collects indirect management fees from the Fund’s investments in the Underlying Funds. The weighted indirect management fees collected from the Fund’s investment in the Underlying Funds, as a percent of average daily net assets of the Fund for the six months ended July 29, 2011 was 0.57%. This amount is gross of any waivers or reimbursements of management fees implemented at the Underlying Fund level. In addition, the Fund pays the Manager an asset allocation fee equal to an annual rate of 0.10% of the first $3 billion of the daily net assets of the Fund and 0.08% of the daily net assets in excess of $3 billion.
Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended July 29, 2011, the Fund paid $1,816,311 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets and 0.25% on Class N shares
36 | ACTIVE ALLOCATION FUND

daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at June 30, 2011 were as follows:

Class B	$4,376,018
Class C	6,526,131
Class N	1,934,247
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
Six Months	Retained by	Retained by	Retained by	Retained by	Retained by
Ended	Distributor	Distributor	Distributor	Distributor	Distributor

July 29, 2011	$571,353	$1,058	$323,442	$17,754	$813
Waivers and Reimbursements of Expenses. The Manager has voluntarily agreed to waive fees and/or reimburse the Fund for certain expenses so that the “Total expenses,” (the combined direct (Fund level) and indirect (Underlying Fund level) expenses), as a percentage of daily net assets, will not exceed the annual rate of 1.45%, 2.20%, 2.20%, 1.70% and 1.20%, for Class A, Class B, Class C, Class N and Class Y, respectively. The expense limitations do not include extraordinary expenses and other expenses not incurred in the ordinary course of the Fund’s business. This limitation will be applied after giving effect to any reimbursements by the Distributor of 12b-1 fees paid by the Fund with respect to investments in Class A shares of any Underlying Funds that do not offer Class Y shares. Notwithstanding the foregoing limits, the Manager is not required to waive or reimburse Fund expenses in excess of the amount of indirect management fees earned from investments in the Underlying Funds.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
     Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus.
37 | ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments
The Fund’s investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.
Market Risk Factors. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:
Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.
Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.
38 | ACTIVE ALLOCATION FUND

The Fund’s actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.
Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
     Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.
     Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.
Counterparty Credit Risk. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be credit-worthy at the time of the transaction. As of July 29, 2011, the maximum amount of loss that the Fund would incur if the counterparties to its derivative transactions failed to perform would be $668,466, which represents gross payments to be received by the Fund on these derivative contracts were they to be unwound as of period end. To reduce this risk the Fund has entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. master agreements, which allow the Fund to net unrealized appreciation and depreciation for certain positions in swaps, over-the-counter options, swaptions, and forward currency exchange contracts for each individual counterparty. The amount of loss that the Fund would incur taking into account these master netting arrangements would be $7,025 as of July 29, 2011. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to International Swap and Derivatives Association, Inc. master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.
As of July 29, 2011 the Fund has not required certain counterparties to post collateral.
39 | ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
Credit Related Contingent Features. The Fund’s agreements with derivative counterparties have several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.
As of July 29, 2011, the aggregate fair value of derivative instruments with credit related contingent features in a net liability position was $729,669 for which the Fund has posted collateral of $449,890. If a contingent feature would have been triggered as of July 29, 2011, the Fund could have been required to pay this amount in cash to its counterparties. If the Fund fails to perform under these contracts and agreements, the cash and/or securities posted as collateral will be made available to the counterparty. Cash posted as collateral for these contracts, if any, is reported on the Statement of Assets and Liabilities; securities posted as collateral, if any, are reported on the Statement of Investments.
Valuations of derivative instruments as of July 29, 2011 are as follows:

	Asset Derivatives			Liability Derivatives
	Statement of			Statement of
Derivatives Not Accounted	Assets and			Assets and
for as Hedging	Liabilities			Liabilities
Instruments	Location	Value		Location	Value

Credit contracts				Appreciated swaps, at value	$94,387
Equity contracts	Appreciated swaps, at value	$655,422		Depreciated swaps, at value	1,279,007
Equity contracts	Futures margins	1,181,658	*	Futures margins	633,138	*
Foreign exchange contracts	Unrealized appreciation on foreign currency exchange contracts	13,044		Unrealized depreciation on foreign currency exchange contracts	202,019

Total		$1,850,124			$2,208,551

*	Includes only the current day’s variation margin. Prior variation margin movements have been reflected in cash on the Statement of Assets and Liabilities upon receipt or payment.
40 | ACTIVE ALLOCATION FUND

The effect of derivative instruments on the Statement of Operations is as follows:

Amount of Realized Gain or (Loss) Recognized on Derivatives
		Foreign
Derivatives Not Accounted for	Closing and expiration	currency
as Hedging Instruments	of futures contracts	transactions	Swap contracts	Total

Credit contracts	$—	$—	$(233,513)	$(233,513)
Equity contracts	(1,377,053)	—	852,555	(524,498)
Foreign exchange contracts	—	(583,478)	—	(583,478)
Interest rate contracts	248,279	—	927,991	1,176,270

Total	$(1,128,774)	$(583,478)	$1,547,033	$(165,219)

Amount of Change in Unrealized Gain or (Loss) Recognized on Derivatives
		Translation of
		assets and
		liabilities
		denominated
Derivatives Not Accounted for		in foreign
as Hedging Instruments	Futures contracts	currencies	Swap contracts	Total

Credit contracts	$—	$—	$237,039	$237,039
Equity contracts	1,181,658	—	(1,591,870)	(410,212)
Foreign exchange contracts	—	(178,825)	—	(178,825)
Interest rate contracts	(37,851)	—	(94,987)	(132,838)
Volatility contracts	—	—	—	—

Total	$1,143,807	$(178,825)	$(1,449,818)	$(484,836)

Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date.
     Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.
     The Fund has purchased and sold certain forward foreign currency exchange contracts of different currencies in order to acquire currencies to pay for or sell currencies to acquire related foreign securities purchase and sale transactions, respectively, or to convert foreign currencies to U.S. dollars from related foreign securities transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.
     The Fund has entered into forward foreign currency exchange contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to take a positive investment perspective on the related currency. These forward foreign currency exchange contracts seek to increase exposure to foreign exchange rate risk.
41 | ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
     The Fund has entered into forward foreign currency exchange contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the Fund.
     The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to take a negative investment perspective on the related currency. These forward foreign currency exchange contracts seek to increase exposure to foreign exchange rate risk.
     The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the Fund.
     During the six months ended July 29, 2011, the Fund had daily average contract amounts on forward foreign currency contracts to buy and sell of $26,111,332 and $6,498,153, respectively.
     Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default.
Futures Contracts
A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.
     Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.
     Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.
     Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.
     The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.
42 | ACTIVE ALLOCATION FUND

     The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.
     The Fund has purchased futures contracts on various equity indexes to increase exposure to equity risk.
     The Fund has sold futures contracts on various equity indexes to decrease exposure to equity risk.
     During the six months ended July 29, 2011, the Fund had an ending monthly average market value of $17,899,795 and $33,629,220 on futures contracts purchased and sold, respectively.
     Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.
Swap Contracts
The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.
     Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The values of swap contracts are aggregated by positive and negative values and disclosed separately on the Statement of Assets and Liabilities by contracts in unrealized appreciation and depreciation positions. Upfront payments paid or received, if any, affect the value of the respective swap. Therefore, to determine the unrealized appreciation (depreciation) on swaps, upfront payments paid should be subtracted from, while upfront payments received should be added to, the value of contracts reported as an asset on the Statement of Assets and Liabilities. Conversely, upfront payments paid should be added to, while upfront payments received should be subtracted from the value of contracts reported as a liability. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations.
     Swap contract agreements are exposed to the market risk factor of the specific underlying reference asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps require little or no initial cash investment, they can expose the Fund to substantial risk in the isolated market risk factor.
43 | ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
Credit Default Swap Contracts. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer’s failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a single security or a basket of securities (the “reference asset”).
     The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.
     The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.
     If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations.
     The Fund has purchased credit protection through credit default swaps to decrease exposure to the credit risk of individual securities and/or, indexes.
     For the six months ended July 29, 2011, the Fund had ending monthly average notional amounts of $12,698,571 on credit default swaps to buy protection.
     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.
Interest Rate Swap Contracts. An interest rate swap is an agreement between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.
     The Fund has entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate in order to increase exposure to interest rate risk. Typically, if relative interest rates rise, payments made by the Fund under a swap agreement will be greater than the payments received by the Fund.
44 | ACTIVE ALLOCATION FUND

     The Fund has entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate in order to decrease exposure to interest rate risk. Typically, if relative interest rates rise, payments received by the Fund under the swap agreement will be greater than the payments made by the Fund.
     For the six months ended July 29, 2011 , the Fund had ending monthly average notional amounts of $130,169,389 and $31,342,857 on interest rate swaps which pay a fixed rate and interest rate swaps which receive a fixed rate, respectively.
     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.
     As of July 29, 2011, the Fund had no such interest rate swap agreements outstanding.
Total Return Swap Contracts. A total return swap is an agreement between counterparties to exchange periodic payments based on asset or non-asset references. One cash flow is typically based on a non-asset reference (such as an interest rate or index) and the other on the total return of a reference asset (such as a security or a basket of securities). The total return of the reference asset typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.
     Total return swap contracts are exposed to the market risk factor of the specific underlying financial instrument or index. Total return swaps are less standard in structure than other types of swaps and can isolate and/or, include multiple types of market risk factors including equity risk, credit risk, and interest rate risk.
     The Fund has entered into total return swaps on various equity securities or indexes to increase exposure to equity risk. These equity risk related total return swaps require the Fund to pay a floating reference interest rate, or an amount equal to the negative price movement of securities or an index multiplied by the notional amount of the contract. The Fund will receive payments equal to the positive price movement of the same securities or index multiplied by the notional amount of the contract.
     The Fund has entered into total return swaps on various equity securities or indexes to decrease exposure to equity risk. These equity risk related total return swaps require the Fund to pay an amount equal to the positive price movement of securities or an index multiplied by the notional amount of the contract. The Fund will receive payments of a floating reference interest rate or an amount equal to the negative price movement of the same securities or index multiplied by the notional amount of the contract.
     For the six months ended July 29, 2011, the Fund had ending monthly average notional amounts of $79,839,226 and $36,064,131 on total return swaps which are long the reference asset and total return swaps which are short the reference asset, respectively.
     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.
45 | ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
6. Pending Litigation
Since 2009, a number of lawsuits have been filed in federal and state courts against the Manager, the Distributor and certain Oppenheimer mutual funds (but not including the Fund) advised by the Manager and distributed by the Distributor (the “Defendant Funds”). Several of these lawsuits also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The lawsuits raise claims under federal and state securities laws and state common law and allege, among other things, that the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions and that the respective Defendant Fund’s investment policies were not followed. The plaintiffs in these actions seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. On June 1, 2011, the U.S. District Court for the District of Colorado gave preliminary approval to stipulations and agreements of settlement in certain purported class action lawsuits involving two Defendant Funds, Oppenheimer Champion Income Fund and Oppenheimer Core Bond Fund. Those settlements are subject to the final approval of the court. Final approval of the settlements also requires that a sufficient number of class members approve the settlement to induce the settling defendants to proceed with it. These settlements do not resolve any of the other outstanding lawsuits relating to Oppenheimer Champion Income Fund, Oppenheimer Core Bond Fund or other Defendant Funds.
     In 2009, what are claimed to be derivative lawsuits were filed in New Mexico state court against the Manager and a subsidiary (but not against the Fund) on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other lawsuits have been filed since 2008 in various state and federal courts against the Manager and certain of its affiliates by investors seeking to recover investments they allegedly lost as a result of the “Ponzi” scheme run by Bernard L. Madoff and his firm, Bernard L. Madoff Investment Securities, LLC (“BLMIS”). Plaintiffs in these suits allege that they suffered losses as a result of their investments in several funds managed by an affiliate of the Manager and assert a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer mutual funds invested in any funds or accounts managed by Mr. Madoff or BLMIS. On February 28, 2011, a stipulation of partial settlement of certain purported class action lawsuits relating to these matters was filed in the U.S. District Court for the Southern District of New York. On August 8, 2011, the court issued a ruling approving the settlement as fair, reasonable and adequate. The court’s approval of the settlement is subject to potential appeal by claimants. On July 29, 2011, a stipulation of settlement between certain affiliates of the Manager and
46 | ACTIVE ALLOCATION FUND

the Trustee appointed under the Securities Investor Protection Act to liquidate BLMIS was filed in the U.S. Bankruptcy Court for the Southern District of New York to resolve purported preference and fraudulent transfer claims by the Trustee. This settlement is subject to the final approval of the court. The aforementioned settlements do not resolve any of the other outstanding lawsuits relating to these matters.
     On April 16, 2010, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark IV Funding Limited (“AAArdvark IV”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark IV. Plaintiffs allege breach of contract against the defendants and seek compensatory damages, costs and disbursements, including attorney fees. On July 15, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark I Funding Limited (“AAArdvark I”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark I. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees.
     The Manager believes the lawsuits described above are without legal merit and, with the exception of actions it has agreed to settle, is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer mutual funds.
47 | ACTIVE ALLOCATION FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund and each underlying fund have adopted Portfolio Proxy Voting Policies and Procedures under which the Fund and each underlying fund votes proxies relating to securities (“portfolio proxies”). A description of the Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund and each underlying fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.
48 | ACTIVE ALLOCATION FUND

ACTIVE ALLOCATION FUND
A Series of Oppenheimer Portfolio Series

Trustees and Officers	Brian F. Wruble, Chairman of the Board of Trustees and Trustee
David K. Downes, Trustee
Matthew P. Fink, Trustee
Phillip A. Griffiths, Trustee
Mary F. Miller, Trustee
Joel W. Motley, Trustee
Mary Ann Tynan, Trustee
Joseph M. Wikler, Trustee
Peter I. Wold, Trustee
William F. Glavin, Jr., President and Principal Executive Officer
Alan C. Gilston, Vice President and Portfolio Manager
Krishna Memani, Vice President and Portfolio Manager
Caleb Wong, Vice President and Portfolio Manager
Arthur S. Gabinet, Secretary
Christina M. Nasta, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer
Robert G. Zack, Vice President

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG llp

Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.
©2011 OppenheimerFunds, Inc. All rights reserved.
49 | ACTIVE ALLOCATION FUND

PRIVACY POLICY NOTICE
As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
●	Applications or other forms

●	When you create a user ID and password for online account access

●	When you enroll in eDocs Direct, our electronic document delivery service

●	Your transactions with us, our affiliates or others

●	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited

●	When you set up challenge questions to reset your password online
If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.
We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.
If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.
We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.
50 | ACTIVE ALLOCATION FUND

Internet Security and Encryption
In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.
As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.
We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.
●	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

●	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

●	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.
Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
How You Can Help
You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.
Who We Are
This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com or call us at 1.800.525.7048.

51 | ACTIVE ALLOCATION FUND

July 31, 2011

Equity Investor Fund

A Series of Oppenheimer Portfolio Series

Management Commentary and Semiannual Report

MANAGEMENT COMMENTARY

An Interview with Your Fund's Portfolio Manager

SEMIANNUAL REPORT

Listing of Top Holdings

Financial Statements

OppenheimerFunds®

The Right Way to Invest

TOP HOLDINGS AND ALLOCATIONS
Asset Class Allocation
Portfolio holdings and allocations are subject to change. Percentages are as of July 29, 2011, and are based on the total market value of investments.
8   |  EQUITY INVESTOR FUND

NOTES
The Fund’s total returns include changes in share price, reinvestment of dividends and capital gains distributions, and do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks, expenses and other charges carefully before investing. The Fund’s prospectus and, if available, the Fund’s summary prospectus contain this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at oppenheimerfunds.com. Read the prospectus and, if available, the summary prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 4/5/05. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.
Class B shares of the Fund were first publicly offered on 4/5/05. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 4/5/05. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class N shares of the Fund were first publicly offered on 4/5/05. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 4/5/05. Class Y shares are offered only to fee-based clients of dealers that have a special agreement with the Distributor, to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals. There is no sales charge for Class Y shares.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
9   |  EQUITY INVESTOR FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended July 29, 2011.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
10   |  EQUITY INVESTOR FUND

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	February 1, 2011	July 29, 2011	July 29, 2011

Actual
Class A	$1,000.00	$1,012.50	$2.27

Class B	1,000.00	1,009.20	6.33

Class C	1,000.00	1,009.20	5.98

Class N	1,000.00	1,011.70	3.31

Class Y	1,000.00	1,014.30	0.74

Hypothetical
(5% return before expenses)

Class A	1,000.00	1,022.26	2.28

Class B	1,000.00	1,018.24	6.35

Class C	1,000.00	1,018.59	6.01

Class N	1,000.00	1,021.23	3.33

Class Y	1,000.00	1,023.78	0.74
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 179/365 (to reflect the one-half year period). Those annualized expense ratios, excluding the indirect expenses incurred through the Fund’s investments in the underlying funds, based on the 6-month period ended July 29, 2011 are as follows:

Class	Expense Ratios

Class A	0.46%

Class B	1.28

Class C	1.21

Class N	0.67

Class Y	0.15
The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
11   |  EQUITY INVESTOR FUND

STATEMENT OF INVESTMENTS July 29, 2011* / Unaudited

	Shares	Value

Investment Companies—100.1%[1]

Global Equity Funds—46.0%
Oppenheimer Developing Markets Fund, Cl. Y	1,361,383	$47,825,378

Oppenheimer International Growth Fund, Cl. Y	5,873,273	173,437,736

Oppenheimer International Small Company Fund, Cl. Y	737,453	16,976,171

Oppenheimer Quest International Value Fund, Cl. Y	4,702,741	76,983,869

		315,223,154

U.S. Equity Funds—54.1%
Oppenheimer Capital Appreciation Fund, Cl. Y2	2,835,149	134,527,821

Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. Y	2,352,796	51,973,261

Oppenheimer Value Fund, Cl. Y	8,142,442	184,019,188

		370,520,270

Total Investments, at Value (Cost $581,358,581)	100.1%	685,743,424

Liabilities in Excess of Other Assets	(0.1)	(797,640)

Net Assets	100.0%	$684,945,784

Footnotes to Statement of Investments

*	July 29, 2011 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

1.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended July 29, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	January 31, 2011	Additions	Reductions	July 29, 2011

Oppenheimer Capital Appreciation Fund, Cl. Y	2,844,629	76,511	85,991	2,835,149
Oppenheimer Developing Markets Fund, Cl. Y	1,370,825	30,401	39,843	1,361,383
Oppenheimer International Growth Fund, Cl. Y	5,912,909	131,989	171,625	5,873,273
Oppenheimer International Small Company Fund, Cl. Y	742,074	15,363	19,984	737,453
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. Y	2,414,831	53,696	115,731	2,352,796
Oppenheimer Quest International Value Fund, Cl. Y	4,736,562	108,644	142,465	4,702,741
Oppenheimer Value Fund, Cl. Y	8,176,152	208,902	242,612	8,142,442

		Realized
	Value	Gain (Loss)

Oppenheimer Capital Appreciation Fund, Cl. Y	$134,527,821	$(302,686)
Oppenheimer Developing Markets Fund, Cl. Y	47,825,378	(8,877)
Oppenheimer International Growth Fund, Cl. Y	173,437,736	77,250
Oppenheimer International Small Company Fund, Cl. Y	16,976,171	(9,015)
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. Y	51,973,261	25,887
Oppenheimer Quest International Value Fund, Cl. Y	76,983,869	5,884
Oppenheimer Value Fund, Cl. Y	184,019,188	(831,501)

	$685,743,424	$(1,043,058)

2.	Non-income producing security.
12   |  EQUITY INVESTOR FUND

Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of July 29, 2011 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Investment Companies	$685,743,424	$—	$—	$685,743,424

Total Assets	$685,743,424	$—	$—	$685,743,424

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
See accompanying Notes to Financial Statements.
13   |  EQUITY INVESTOR FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited

July 29, 2011[1]

Assets
Investments, at value—see accompanying statement of investments—affiliated companies (cost $581,358,581)	$685,743,424

Receivables and other assets:
Shares of beneficial interest sold	706,690
Investments sold	389,121
Other	23,413

Total assets	686,862,648

Liabilities
Bank overdraft	384,931

Payables and other liabilities:
Shares of beneficial interest redeemed	1,150,548
Distribution and service plan fees	149,047
Transfer and shareholder servicing agent fees	96,204
Shareholder communications	64,413
Trustees’ compensation	43,179
Other	28,542

Total liabilities	1,916,864

Net Assets	$684,945,784

Composition of Net Assets
Par value of shares of beneficial interest	$61,152

Additional paid-in capital	689,579,312

Accumulated net investment income	241,852

Accumulated net realized loss on investments	(109,321,375)

Net unrealized appreciation on investments	104,384,843

Net Assets	$684,945,784

1.	July 29, 2011 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.
14   |  EQUITY INVESTOR FUND

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $361,048,565 and 31,926,419 shares of beneficial interest outstanding)	$11.31
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$12.00

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $91,547,919 and 8,316,192 shares of beneficial interest outstanding)	$11.01

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $148,225,196 and 13,452,551 shares of beneficial interest outstanding)	$11.02

Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $68,922,285 and 6,120,245 shares of beneficial interest outstanding)	$11.26

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $15,201,819 and 1,336,863 shares of beneficial interest outstanding)	$11.37
See accompanying Notes to Financial Statements.
15   |  EQUITY INVESTOR FUND

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended July 29, 2011[1]

Investment Income

Interest	$271

Expenses
Distribution and service plan fees:
Class A	447,506
Class B	470,560
Class C	745,822
Class N	180,998

Transfer and shareholder servicing agent fees:
Class A	324,900
Class B	113,973
Class C	135,372
Class N	54,101
Class Y	10,255

Shareholder communications:
Class A	39,947
Class B	16,025
Class C	11,952
Class N	1,946
Class Y	69

Trustees’ compensation	7,348

Custodian fees and expenses	4,273

Administration service fees	750

Other	25,059

Total expenses	2,590,856

Net Investment Loss	(2,590,585)

Realized and Unrealized Gain (Loss)

Net realized loss on investments from affiliated companies	(1,043,058)

Net change in unrealized appreciation/depreciation on investments	11,278,599

Net Increase in Net Assets Resulting from Operations	$7,644,956

1.	July 29, 2011 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.
See accompanying Notes to Financial Statements.
16   |  EQUITY INVESTOR FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	July 29, 2011[1]	January 31,
	(Unaudited)	2011

Operations
Net investment income (loss)	$(2,590,585)	$2,872,506

Net realized loss	(1,043,058)	(67,235,890)

Net change in unrealized appreciation/depreciation	11,278,599	187,321,500

Net increase in net assets resulting from operations	7,644,956	122,958,116

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	—	(803,852)
Class B	—	—
Class C	—	—
Class N	—	(46,017)
Class Y	—	(91,918)

	—	(941,787)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	4,413,964	1,855,158
Class B	(2,307,022)	(30,920)
Class C	2,269,303	201,024
Class N	(7,444,412)	90,949
Class Y	424,464	8,167,950

	(2,643,703)	10,284,161

Net Assets
Total increase	5,001,253	132,300,490

Beginning of period	679,944,531	547,644,041

End of period (including accumulated net investment income of $241,852 and $2,832,437, respectively)	$684,945,784	$679,944,531

1.	July 29, 2011 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.
See accompanying Notes to Financial Statements.
17   |  EQUITY INVESTOR FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	July 29, 2011[1]	Year Ended January 31,
Class A	(Unaudited)	2011	2010	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$11.17	$9.12	$6.46	$11.83	$12.63	$11.60

Income (loss) from investment operations:
Net investment income (loss)[2]	(.03)	.08	.04	.08	.38	.25
Net realized and unrealized gain (loss)	.17	2.00	2.84	(4.91)	(.65)	1.00

Total from investment operations	.14	2.08	2.88	(4.83)	(.27)	1.25

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.03)	(.05)	(.03)	(.33)	(.18)
Distributions from net realized gain	—	—	(.17)	(.51)	(.20)	(.04)

Total dividends and distributions to shareholders	—	(.03)	(.22)	(.54)	(.53)	(.22)

Net asset value, end of period	$11.31	$11.17	$9.12	$6.46	$11.83	$12.63

Total Return, at Net Asset Value[3]	1.25%	22.76%	44.42%	(41.14)%	(2.45)%	10.85%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$361,049	$352,321	$286,580	$180,042	$262,208	$173,539

Average net assets (in thousands)	$366,618	$314,559	$244,278	$245,247	$239,348	$109,318

Ratios to average net assets:[4]
Net investment income (loss)	(0.46)%	0.76%	0.52%	0.77%	2.87%	2.07%
Total expenses[5]	0.46%	0.51%	0.58%	0.54%	0.45%	0.50%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.46%	0.51%	0.58%	0.54%	0.45%	0.50%

Portfolio turnover rate	2%	54%	11%	5%	2%	2%

1.	July 29, 2011 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including all underlying fund expenses were as follows:

Six Months Ended July 29, 2011	1.23%
Year Ended January 31, 2011	1.26%
Year Ended January 31, 2010	1.30%
Year Ended January 31, 2009	1.18%
Year Ended January 31, 2008	1.08%
Year Ended January 31, 2007	1.15%
See accompanying Notes to Financial Statements.
18   |  EQUITY INVESTOR FUND

	Six Months
	Ended
	July 29, 2011[1]	Year Ended January 31,
Class B	(Unaudited)	2011	2010	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$10.91	$8.97	$6.38	$11.73	$12.54	$11.55

Income (loss) from investment operations:
Net investment income (loss)[2]	(.07)	(.01)	(.03)	(.01)	.26	.14
Net realized and unrealized gain (loss)	.17	1.95	2.79	(4.83)	(.63)	1.01

Total from investment operations	.10	1.94	2.76	(4.84)	(.37)	1.15

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	—	—	—	(.24)	(.12)
Distributions from net realized gain	—	—	(.17)	(.51)	(.20)	(.04)

Total dividends and distributions to shareholders	—	—	(.17)	(.51)	(.44)	(.16)

Net asset value, end of period	$11.01	$10.91	$8.97	$6.38	$11.73	$12.54

Total Return, at Net Asset Value[3]	0.92%	21.63%	43.19%	(41.58)%	(3.23)%	9.97%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$91,548	$92,953	$76,495	$51,358	$79,187	$59,406

Average net assets (in thousands)	$95,054	$83,498	$66,935	$71,695	$75,204	$38,569

Ratios to average net assets:[4]
Net investment income (loss)	(1.28)%	(0.08)%	(0.33)%	(0.07)%	1.98%	1.19%
Total expenses[5]	1.28%	1.35%	1.45%	1.36%	1.25%	1.31%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.28%	1.35%	1.41%	1.36%	1.25%	1.31%

Portfolio turnover rate	2%	54%	11%	5%	2%	2%

1.	July 29, 2011 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including all underlying fund expenses were as follows:

Six Months Ended July 29, 2011	2.05%
Year Ended January 31, 2011	2.10%
Year Ended January 31, 2010	2.17%
Year Ended January 31, 2009	2.00%
Year Ended January 31, 2008	1.88%
Year Ended January 31, 2007	1.96%
See accompanying Notes to Financial Statements.
19   |  EQUITY INVESTOR FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	July 29, 2011[1]	Year Ended January 31,
Class C	(Unaudited)	2011	2010	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$10.92	$8.97	$6.37	$11.72	$12.53	$11.54

Income (loss) from investment operations:
Net investment income (loss)[2]	(.07)	— [3]	(.02)	— [3]	.28	.14
Net realized and unrealized gain (loss)	.17	1.95	2.79	(4.84)	(.64)	1.01

Total from investment operations	.10	1.95	2.77	(4.84)	(.36)	1.15

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	—	—	—	(.25)	(.12)
Distributions from net realized gain	—	—	(.17)	(.51)	(.20)	(.04)

Total dividends and distributions to shareholders	—	—	(.17)	(.51)	(.45)	(.16)

Net asset value, end of period	$11.02	$10.92	$8.97	$6.37	$11.72	$12.53

Total Return, at Net Asset Value[4]	0.92%	21.74%	43.41%	(41.62)%	(3.15)%	10.00%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$148,225	$144,759	$118,730	$77,667	$110,383	$70,691

Average net assets (in thousands)	$150,530	$129,727	$102,982	$103,851	$98,098	$45,312

Ratios to average net assets:[5]
Net investment income (loss)	(1.21)%	0.00%[6]	(0.26)%	0.01%	2.15%	1.23%
Total expenses[7]	1.21%	1.26%	1.35%	1.31%	1.23%	1.29%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.21%	1.26%	1.34%	1.31%	1.23%	1.29%

Portfolio turnover rate	2%	54%	11%	5%	2%	2%

1.	July 29, 2011 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Less than $0.005 per share.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Less than 0.005%.

7.	Total expenses including all underlying fund expenses were as follows:

Six Months Ended July 29, 2011	1.98%
Year Ended January 31, 2011	2.01%
Year Ended January 31, 2010	2.07%
Year Ended January 31, 2009	1.95%
Year Ended January 31, 2008	1.86%
Year Ended January 31, 2007	1.94%
See accompanying Notes to Financial Statements.
20   |  EQUITY INVESTOR FUND

	Six Months
	Ended
	July 29, 2011[1]	Year Ended January 31,
Class N	(Unaudited)	2011	2010	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$11.13	$9.09	$6.44	$11.80	$12.60	$11.59

Income (loss) from investment operations:
Net investment income (loss)[2]	(.04)	.06	.03	.06	.35	.29
Net realized and unrealized gain (loss)	.17	1.99	2.82	(4.90)	(.65)	.94

Total from investment operations	.13	2.05	2.85	(4.84)	(.30)	1.23

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.01)	(.03)	(.01)	(.30)	(.18)
Distributions from net realized gain	—	—	(.17)	(.51)	(.20)	(.04)

Total dividends and distributions to shareholders	—	(.01)	(.20)	(.52)	(.50)	(.22)

Net asset value, end of period	$11.26	$11.13	$9.09	$6.44	$11.80	$12.60

Total Return, at Net Asset Value[3]	1.17%	22.52%	44.18%	(41.30)%	(2.63)%	10.67%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$68,922	$75,333	$61,344	$39,757	$54,336	$35,652

Average net assets (in thousands)	$72,965	$68,038	$52,200	$52,669	$48,745	$18,874

Ratios to average net assets:[4]
Net investment income (loss)	(0.67)%	0.57%	0.31%	0.59%	2.67%	2.47%
Total expenses[5]	0.67%	0.70%	0.76%	0.72%	0.68%	0.69%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.67%	0.70%	0.76%	0.72%	0.68%	0.69%

Portfolio turnover rate	2%	54%	11%	5%	2%	2%

1.	July 29, 2011 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including all underlying fund expenses were as follows:

Six Months Ended July 29, 2011	1.44%
Year Ended January 31, 2011	1.45%
Year Ended January 31, 2010	1.48%
Year Ended January 31, 2009	1.36%
Year Ended January 31, 2008	1.31%
Year Ended January 31, 2007	1.34%
See accompanying Notes to Financial Statements.
21   |  EQUITY INVESTOR FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	July 29, 2011[1]	Year Ended January 31,
Class Y	(Unaudited)	2011	2010	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$11.21	$9.15	$6.48	$11.88	$12.67	$11.61

Income (loss) from investment operations:
Net investment income (loss)[2]	(.01)	.19	.10	.15	.43	.29
Net realized and unrealized gain (loss)	.17	1.94	2.83	(4.96)	(.64)	1.03

Total from investment operations	.16	2.13	2.93	(4.81)	(.21)	1.32

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.07)	(.09)	(.08)	(.38)	(.22)
Distributions from net realized gain	—	—	(.17)	(.51)	(.20)	(.04)

Total dividends and distributions to shareholders	—	(.07)	(.26)	(.59)	(.58)	(.26)

Net asset value, end of period	$11.37	$11.21	$9.15	$6.48	$11.88	$12.67

Total Return, at Net Asset Value[3]	1.43%	23.31%	45.03%	(40.84)%	(2.00)%	11.42%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$15,202	$14,579	$4,495	$2,070	$2,530	$2,021

Average net assets (in thousands)	$15,001	$8,034	$3,087	$2,596	$2,508	$1,267

Ratios to average net assets:[4]
Net investment income (loss)	(0.15)%	1.91%	1.23%	1.49%	3.25%	2.46%
Total expenses[5]	0.15%	0.07%	0.07%	0.03%	0.02%	0.03%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.15%	0.07%	0.07%	0.03%	0.02%	0.03%

Portfolio turnover rate	2%	54%	11%	5%	2%	2%

1.	July 29, 2011 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including all underlying fund expenses were as follows:

Six Months Ended July 29, 2011	0.92%
Year Ended January 31, 2011	0.82%
Year Ended January 31, 2010	0.79%
Year Ended January 31, 2009	0.67%
Year Ended January 31, 2008	0.65%
Year Ended January 31, 2007	0.68%
See accompanying Notes to Financial Statements.
22   |  EQUITY INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Portfolio Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Equity Investor Fund (the “Fund”) is a series of the Trust whose investment objective is to seek long term growth of capital. The Fund normally invests in a diversified portfolio of Oppenheimer mutual funds (individually, an “Underlying Fund” and collectively, the “Underlying Funds”). The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N shares have separate distribution and/or service plans under which they pay fees. Class Y shares do not pay such fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Semiannual Period. Since July 29, 2011 represents the last day during the Fund’s semiannual period on which the New York Stock Exchange was open for trading, the Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.
Securities Valuation. The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund’s net assets attributable to that class by the number of outstanding shares of that class on that day.
     To determine their net asset values, the Underlying Funds’ assets are valued primarily on the basis of current market quotations as generally supplied by portfolio pricing services or by dealers. Such market quotations are typically based on unadjusted quoted prices in active markets for identical securities or other observable market inputs. In the absence of a current market quotation, including for assets whose values have been materially
23   |  EQUITY INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued affected by what the Manager identifies as a significant event occurring before the Underlying Fund’s assets are valued but after the close of their respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that Underlying Fund’s assets using consistently applied procedures under the supervision of the Board of Trustees. The methodologies used for valuing assets are not necessarily an indication of the risks associated with investing in those Underlying Funds.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical assets or liabilities are classified as “Level 1,” observable market inputs other than unadjusted quoted prices are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing assets and liabilities are not necessarily an indication of the risks associated with investing in those assets or liabilities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     The Fund classifies each of its investments in those Underlying Funds which are publicly offered and reported on an exchange as Level 1, and those Underlying Funds which are not publicly offered as Level 2, without consideration as to the classification level of the specific investments held by the Underlying Funds.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Risks of Investing in the Underlying Funds. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
24   |  EQUITY INVESTOR FUND

During the fiscal year ended January 31, 2011, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of January 31, 2011, the Fund had available for federal income tax purposes-unused capital loss carryforwards as follows:

Expiring

2018	$14,379,045
2019	76,413,767

Total	$90,792,812

As of July 29, 2011, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $91,835,870, of which $1,043,058 expires in 2020. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended July 29, 2011, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 29, 2011 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$600,017,654

Gross unrealized appreciation	$85,725,770
Gross unrealized depreciation	—

Net unrealized depreciation	$85,725,770

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was signed into law on December 22, 2010. The Act makes changes to a number of tax rules impacting the Fund. Although the Act provides a number of benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of a fund’s prior year capital loss carryovers will expire unused. In general, the provisions of the Act will be effective for the Fund’s fiscal year ending 2012.
Specific information regarding the impact of the Act on the Fund will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending 2012.
25   |  EQUITY INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended July 29, 2011, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$2,246
Payments Made to Retired Trustees	—
Accumulated Liability as of July 29, 2011	22,517
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend distributions received from the Underlying Funds are recorded on the ex-dividend date. Upon receipt of notification from an Underlying Fund, and subsequent to the ex-dividend date, some of the dividend income originally recorded by the Fund may be reclassified as a tax return of capital by reducing the cost basis of the Underlying Fund and/or increasing the realized gain on sales of investments in the Underlying Fund.
26   |  EQUITY INVESTOR FUND

Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended July 29, 2011		Year Ended January 31, 2011
	Shares	Amount	Shares	Amount

Class A
Sold	3,664,685	$42,257,377	7,009,203	$69,579,876
Dividends and/or distributions reinvested	—	—	70,727	783,237
Redeemed	(3,290,387)	(37,843,413)	(6,947,193)	(68,507,955)

Net increase	374,298	$4,413,964	132,737	$1,855,158

Class B
Sold	733,530	$8,227,277	1,602,199	$15,633,495
Dividends and/or distributions reinvested	—	—	—	—
Redeemed	(933,904)	(10,534,299)	(1,613,649)	(15,664,415)

Net decrease	(200,374)	$(2,307,022)	(11,450)	$(30,920)

27   |  EQUITY INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
2. Shares of Beneficial Interest Continued

	Six Months Ended July 29, 2011		Year Ended January 31, 2011
	Shares	Amount	Shares	Amount

Class C
Sold	1,526,261	$17,152,671	3,154,226	$30,855,110
Dividends and/or distributions reinvested	—	—	—	—
Redeemed	(1,329,888)	(14,883,368)	(3,138,766)	(30,654,086)

Net increase	196,373	$2,269,303	15,460	$201,024

Class N
Sold	660,860	$7,575,887	1,932,298	$19,265,934
Dividends and/or
distributions reinvested	—	—	3,696	40,802
Redeemed	(1,308,420)	(15,020,299)	(1,913,378)	(19,215,787)

Net increase (decrease)	(647,560)	$(7,444,412)	22,616	$90,949

Class Y
Sold	205,486	$2,379,762	1,000,875	$10,045,844
Dividends and/or
distributions reinvested	—	—	8,163	90,689
Redeemed	(169,096)	(1,955,298)	(199,605)	(1,968,583)

Net increase	36,390	$424,464	809,433	$8,167,950

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations for the six months ended July 29, 2011, were as follows:

	Purchases	Sales

Investment securities	$16,970,454	$21,368,835
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Manager does not charge a management fee, but rather collects indirect management fees from the Fund’s investments in the Underlying Funds. The weighted indirect management fees collected from the Fund’s investment in the Underlying Funds, as a percent of average daily net assets of the Fund for the six months ended July 29, 2011 was 0.61%. This amount is gross of any waivers or reimbursements of management fees implemented at the Underlying Fund level.
Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended July 29, 2011, the Fund paid $652,909 to OFS for services to the Fund.
28   |  EQUITY INVESTOR FUND

     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets and 0.25% on Class N shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at June 30, 2011 were as follows:

Class B	$1,279,384
Class C	1,567,487
Class N	819,442
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance,
29   |  EQUITY INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
Six Months	Retained by	Retained by	Retained by	Retained by	Retained by
Ended	Distributor	Distributor	Distributor	Distributor	Distributor

July 29, 2011	$231,069	$83	$92,760	$4,539	$386
Waivers and Reimbursements of Expenses. The Manager has voluntarily agreed to waive fees and/or reimburse the Fund for certain expenses so that “Total expenses”, (the combined direct (Fund level) and indirect (Underlying Fund level) expenses), will not exceed the annual rate of 1.45%, 2.20%, 2.20%, 1.70% and 1.20%, for Class A, Class B, Class C, Class N and Class Y, respectively. The expense limitations do not include extraordinary expenses and other expenses not incurred in the ordinary course of the Fund’s business. Notwithstanding the foregoing limits, the Manager is not required to waive or reimburse Fund expenses in excess of the amount of indirect management fees earned from investments in the Underlying Funds.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
     Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus.
5. Pending Litigation
Since 2009, a number of lawsuits have been filed in federal and state courts against the Manager, the Distributor and certain Oppenheimer mutual funds (but not including the Fund) advised by the Manager and distributed by the Distributor (the “Defendant Funds”). Several of these lawsuits also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The lawsuits raise claims under federal and state securities laws and state common law and allege, among other things, that the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions and that the respective Defendant Fund’s investment policies were not followed. The plaintiffs in these actions seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. On June 1, 2011, the U.S. District Court for the District of Colorado gave preliminary approval to stipulations and agreements of settlement in certain purported class action lawsuits involving two Defendant Funds, Oppenheimer Champion Income Fund and Oppenheimer Core Bond Fund. Those settlements are subject to the final approval of the court. Final approval of the settlements also requires that a sufficient number of class members approve the
30   |  EQUITY INVESTOR FUND

settlement to induce the settling defendants to proceed with it. These settlements do not resolve any of the other outstanding lawsuits relating to Oppenheimer Champion Income Fund, Oppenheimer Core Bond Fund or other Defendant Funds.
     In 2009, what are claimed to be derivative lawsuits were filed in New Mexico state court against the Manager and a subsidiary (but not against the Fund) on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other lawsuits have been filed since 2008 in various state and federal courts against the Manager and certain of its affiliates by investors seeking to recover investments they allegedly lost as a result of the “Ponzi” scheme run by Bernard L. Madoff and his firm, Bernard L. Madoff Investment Securities, LLC (“BLMIS”). Plaintiffs in these suits allege that they suffered losses as a result of their investments in several funds managed by an affiliate of the Manager and assert a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer mutual funds invested in any funds or accounts managed by Mr. Madoff or BLMIS. On February 28, 2011, a stipulation of partial settlement of certain purported class action lawsuits relating to these matters was filed in the U.S. District Court for the Southern District of New York. On August 8, 2011, the court issued a ruling approving the settlement as fair, reasonable and adequate. The court’s approval of the settlement is subject to potential appeal by claimants. On July 29, 2011, a stipulation of settlement between certain affiliates of the Manager and the Trustee appointed under the Securities Investor Protection Act to liquidate BLMIS was filed in the U.S. Bankruptcy Court for the Southern District of New York to resolve purported preference and fraudulent transfer claims by the Trustee. This settlement is subject to the final approval of the court. The aforementioned settlements do not resolve any of the other outstanding lawsuits relating to these matters.
     On April 16, 2010, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark IV Funding Limited (“AAArdvark IV”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark IV. Plaintiffs allege breach of contract against the defendants and seek compensatory damages, costs and disbursements, including attorney fees. On July 15, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark I Funding Limited (“AAArdvark I”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark I. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees.
     The Manager believes the lawsuits described above are without legal merit and, with the exception of actions it has agreed to settle, is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to represent the Funds and
31   |  EQUITY INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Pending Litigation Continued
the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer mutual funds.
32   |  EQUITY INVESTOR FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund and each underlying fund have adopted Portfolio Proxy Voting Policies and Procedures under which the Fund and each underlying fund votes proxies relating to securities (“portfolio proxies”). A description of the Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund and each underlying fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.
33   |  EQUITY INVESTOR FUND

EQUITY INVESTOR FUND
A Series of Oppenheimer Portfolio Series

Trustees and Officers	Brian F. Wruble, Chairman of the Board of Trustees and Trustee
David K. Downes, Trustee
Matthew P. Fink, Trustee
Phillip A. Griffiths, Trustee
Mary F. Miller, Trustee
Joel W. Motley, Trustee
Mary Ann Tynan, Trustee
Joseph M. Wikler, Trustee
Peter I. Wold, Trustee
William F. Glavin, Jr., President and Principal Executive Officer
Alan C. Gilston, Vice President and Portfolio Manager
Arthur S. Gabinet, Secretary
Christina M. Nasta, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer
Robert G. Zack, Vice President

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG llp

Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.
©2011 OppenheimerFunds, Inc. All rights reserved.
34   |  EQUITY INVESTOR FUND

PRIVACY POLICY NOTICE
As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
•	Applications or other forms
•	When you create a user ID and password for online account access
•	When you enroll in eDocs Direct, our electronic document delivery service
•	Your transactions with us, our affiliates or others
•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited
•	When you set up challenge questions to reset your password online
If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.
We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.
If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.
We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.
35   |  EQUITY INVESTOR FUND

PRIVACY POLICY NOTICE
Internet Security and Encryption
In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.
As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.
We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.
•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.
•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.
•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.
Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
How You Can Help
You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.
Who We Are
This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com or call us at 1.800.525.7048.
36 EQUITY INVESTOR FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.

The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.
2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.
3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”
5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 7/29/2011, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable to semiannual reports.
(2)	Exhibits attached hereto.

(3)	Not applicable.
(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Portfolio Series

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer

Date: 9/13/2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer

Date: 9/13/2011

By:	/s/ Brian W. Wixted Brian W. Wixted
Principal Financial Officer

Date: 9/13/2011